Quarterly Holdings Report
for
Strategic Advisers® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2024
STS-NPRT1-1024
1.9911785.100
Common Stocks - 81.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	8,856,300	176,240,370
ATN International, Inc.	21,306	570,149
Bandwidth, Inc. Class A, (a)	14,245	244,444
Cellnex Telecom SA (b)	41,200	1,590,942
GCI Liberty, Inc. Class A (Escrow) (c)(d)	105,502	1
Globalstar, Inc. (a)	215,500	269,375
Iridium Communications, Inc.	144,769	3,735,040
Liberty Global Ltd. Class C	48,500	953,995
Lumen Technologies, Inc. (a)	30,200	158,550
Verizon Communications, Inc.	2,965,231	123,887,351
		307,650,217
Entertainment - 0.9%
Electronic Arts, Inc.	523,514	79,479,895
Eventbrite, Inc. (a)	154,788	492,226
Liberty Media Corp. Liberty Live Class C	3,930	158,654
Lions Gate Entertainment Corp. Class B (a)	14,021	97,025
Lionsgate Studios Corp.	5,000	34,350
Live Nation Entertainment, Inc. (a)	75,310	7,355,528
Marcus Corp.	8,921	126,232
Netflix, Inc. (a)	658,943	462,149,673
Playstudios, Inc. Class A (a)	13,582	20,645
Roblox Corp. Class A (a)	41,200	1,812,388
Roku, Inc. Class A (a)	56,813	3,850,217
Sea Ltd. ADR Class A (a)	57,600	4,510,656
Spotify Technology SA (a)	31,210	10,701,285
Take-Two Interactive Software, Inc. (a)	29,176	4,718,051
The Walt Disney Co.	1,698,723	153,530,585
TKO Group Holdings, Inc.	26,908	3,181,333
Ubisoft Entertainment SA (a)	77,400	1,470,741
Warner Bros Discovery, Inc. (a)	14,800	116,032
Warner Music Group Corp. Class A	34,700	992,767
		734,798,283
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A	5,271,599	861,273,845
Class C	6,645,836	1,097,293,982
Angi, Inc. Class A, (a)	6,331	17,094
Baidu, Inc. sponsored ADR (a)	50,364	4,261,802
Bumble, Inc. Class A (a)	330,222	2,215,790
Cars.com, Inc. (a)	14,047	250,598
DHI Group, Inc. (a)	800	1,552
EverQuote, Inc. Class A (a)	42,030	1,038,141
Match Group, Inc. (a)	194,115	7,223,019
MediaAlpha, Inc. Class A (a)	40,539	721,594
Meta Platforms, Inc. Class A	2,735,723	1,426,159,757
Pinterest, Inc. Class A (a)	100,800	3,229,632
QuinStreet, Inc. (a)	445,000	8,503,950
Reddit, Inc. Class A	49,201	2,953,536
Snap, Inc. Class A (a)	310,700	2,901,938
Taboola.com Ltd. (a)	96,667	338,335
TripAdvisor, Inc. Class A (a)	335,405	4,866,727
Vimeo, Inc. Class A (a)	452,486	2,420,800
Yelp, Inc. Class A (a)	275,436	9,620,979
Ziff Davis, Inc. (a)	80,694	3,943,516
ZipRecruiter, Inc. (a)	654,248	6,248,068
Zoominfo Technologies, Inc. (a)	29,065	287,453
		3,445,772,108
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	91,700	168,728
Cable One, Inc.	6,383	2,251,412
Cardlytics, Inc. (a)	3,032	11,855
Charter Communications, Inc. Class A (a)	202,816	70,486,673
Comcast Corp. Class A	5,074,361	200,792,465
Criteo SA sponsored ADR (a)	262,667	12,458,296
E.W. Scripps Co. Class A (a)	78,600	154,842
EchoStar Corp. Class A (a)	45,412	841,938
Entravision Communication Corp. Class A	5,861	12,191
Fox Corp. Class A	603,400	24,962,658
Gannett Co., Inc. (a)	120,500	637,445
Gray Television, Inc.	3,678	18,758
Ibotta, Inc. (e)	16,987	971,487
Integral Ad Science Holding Corp. (a)	15,928	185,243
Interpublic Group of Companies, Inc.	123,000	4,011,030
John Wiley & Sons, Inc. Class A	1,000	48,310
Liberty Broadband Corp.:
Class A (a)	72,400	4,434,500
Class C (a)	4,498	280,585
Liberty Media Corp. Liberty SiriusXM:
Class A	613,130	14,598,625
Class C	1,088,334	25,934,999
News Corp. Class B	13,649	401,690
Nexstar Media Group, Inc.	116,099	19,838,997
Omnicom Group, Inc.	219,474	22,041,774
Paramount Global Class B	106,140	1,111,286
Perion Network Ltd. (a)	176,352	1,507,810
Scholastic Corp.	5,300	168,964
TechTarget, Inc. (a)	2,353	62,707
TEGNA, Inc.	578,534	8,030,052
The New York Times Co. Class A	460,482	25,294,276
The Trade Desk, Inc. Class A (a)	4,200	439,026
Thryv Holdings, Inc. (a)	60,103	1,095,077
WideOpenWest, Inc. (a)	7,900	43,608
		443,297,307
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	2,300	18,331
T-Mobile U.S., Inc.	1,239,346	246,282,837
Telephone & Data Systems, Inc.	25,465	601,483
U.S. Cellular Corp. (a)	300	16,686
		246,919,337
TOTAL COMMUNICATION SERVICES		5,178,437,252
CONSUMER DISCRETIONARY - 8.5%
Automobile Components - 0.2%
Adient PLC (a)	529,000	11,965,980
American Axle & Manufacturing Holdings, Inc. (a)	400	2,572
Aptiv PLC (a)	63,500	4,542,155
Autoliv, Inc.	27,216	2,788,824
BorgWarner, Inc.	1,046,130	35,641,649
Cooper-Standard Holding, Inc. (a)	4,333	66,945
Dana, Inc.	12,480	140,899
Fox Factory Holding Corp. (a)	62,317	2,522,592
Garrett Motion, Inc. (a)	1,513,085	12,634,260
Gentex Corp.	406,257	12,728,032
Holley, Inc. (a)	600	1,938
Lear Corp.	101,757	11,869,954
Mobileye Global, Inc. Class A (a)	105,844	1,511,452
Modine Manufacturing Co. (a)	139,566	16,964,247
Motorcar Parts of America, Inc. (a)	3,210	21,282
Patrick Industries, Inc.	8,243	1,065,160
Phinia, Inc.	80,700	3,870,372
The Goodyear Tire & Rubber Co. (a)	691,643	6,100,291
Visteon Corp. (a)	11,117	1,125,374
		125,563,978
Automobiles - 0.8%
Ford Motor Co.	3,216,548	35,993,172
General Motors Co.	1,126,591	56,081,700
Harley-Davidson, Inc.	358,600	13,425,984
Tesla, Inc. (a)	2,567,116	549,645,207
		655,146,063
Broadline Retail - 2.8%
1stDibs.com, Inc. (a)	383,860	1,884,753
Alibaba Group Holding Ltd. sponsored ADR	135,050	11,255,067
Amazon.com, Inc. (a)	11,878,262	2,120,269,767
Coupang, Inc. Class A (a)	4,000	88,600
Dillard's, Inc. Class A	10,944	3,709,688
eBay, Inc.	640,289	37,841,080
Etsy, Inc. (a)	26,900	1,481,921
Kohl's Corp. (e)	232,700	4,512,053
Macy's, Inc.	595,607	9,273,601
Ollie's Bargain Outlet Holdings, Inc. (a)	8,567	767,261
Qurate Retail, Inc. Series A (a)	100,600	60,370
		2,191,144,161
Distributors - 0.1%
Genuine Parts Co.	100,300	14,368,978
LKQ Corp.	725,961	30,192,718
Pool Corp.	94,168	33,111,352
		77,673,048
Diversified Consumer Services - 0.2%
ADT, Inc.	2,553,495	18,614,979
Adtalem Global Education, Inc. (a)	8,300	628,393
Bright Horizons Family Solutions, Inc. (a)	187,080	26,325,898
Chegg, Inc. (a)	88,400	190,944
Coursera, Inc. (a)	82,007	664,257
Frontdoor, Inc. (a)	179,423	8,626,658
Graham Holdings Co. Class B	4,968	3,950,504
Grand Canyon Education, Inc. (a)	94,053	13,638,626
H&R Block, Inc.	104,328	6,605,006
Laureate Education, Inc.	207,027	3,192,356
Perdoceo Education Corp.	94,204	2,113,938
Service Corp. International	292,952	22,929,353
Strategic Education, Inc.	1,874	180,841
Stride, Inc. (a)(e)	100,244	8,254,091
Udemy, Inc. (a)	315	2,668
		115,918,512
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	229,911	26,970,859
Aramark	15,438	565,494
Booking Holdings, Inc.	37,516	146,658,673
Brinker International, Inc. (a)	4,178	298,811
Caesars Entertainment, Inc. (a)	55,900	2,104,076
Carnival Corp. (a)	199,902	3,298,383
Chipotle Mexican Grill, Inc. (a)	3,154,232	176,889,331
Churchill Downs, Inc.	123,383	17,146,536
Chuy's Holdings, Inc. (a)	24,800	922,560
Darden Restaurants, Inc.	118,749	18,780,154
Dine Brands Global, Inc.	194,308	6,144,019
Domino's Pizza, Inc.	107,885	44,687,046
Doordash, Inc. (a)	17,700	2,278,167
Draftkings Holdings, Inc. Class A (a)	115,400	3,981,300
Dutch Bros, Inc. Class A (a)	20,000	620,000
Everi Holdings, Inc. (a)	14,046	183,300
Expedia Group, Inc. Class A (a)	65,889	9,164,501
Flutter Entertainment PLC (a)	12,900	2,744,534
GEN Restaurant Group, Inc. (a)	172,633	1,574,413
Genius Sports Ltd. (a)	1,655,398	12,614,133
Golden Entertainment, Inc.	30,780	996,964
Hilton Worldwide Holdings, Inc.	819,658	180,029,683
Hyatt Hotels Corp. Class A (e)	81,663	12,406,243
Krispy Kreme, Inc. (e)	421,038	4,745,098
Kura Sushi U.S.A., Inc. Class A (a)(e)	103,727	6,844,945
Las Vegas Sands Corp.	503,735	19,640,628
Life Time Group Holdings, Inc. (a)	26,624	626,196
Lindblad Expeditions Holdings (a)	992	9,841
Marriott International, Inc. Class A	294,703	69,163,847
Marriott Vacations Worldwide Corp.	57,784	4,276,016
McDonald's Corp.	759,035	219,103,043
MGM Resorts International (a)	283,000	10,637,970
Monarch Casino & Resort, Inc.	200	15,184
Noodles & Co. Class A (a)	15,302	24,177
Norwegian Cruise Line Holdings Ltd. (a)	440,825	7,886,359
Papa John's International, Inc. (e)	188,230	8,916,455
PlayAGS, Inc. (a)	12,754	144,375
Potbelly Corp. (a)	520,862	4,156,479
Red Rock Resorts, Inc.	26,700	1,556,076
Restaurant Brands International, Inc.	87,200	6,058,350
Royal Caribbean Cruises Ltd.	247,711	40,778,185
Rush Street Interactive, Inc. (a)	14,645	137,224
Sportradar Holding AG (a)(e)	493,419	5,738,463
Starbucks Corp.	851,159	80,494,107
Super Hi International Holding Ltd. ADR (e)	192,134	2,985,762
Sweetgreen, Inc. Class A (a)	200,146	6,326,615
Texas Roadhouse, Inc.	122,381	20,651,794
Travel+Leisure Co.	37,561	1,662,450
Vail Resorts, Inc.	44,335	8,055,670
Viking Holdings Ltd.	214,259	7,188,389
Wingstop, Inc.	52,393	20,229,461
Wyndham Hotels & Resorts, Inc.	2,506	197,222
Wynn Resorts Ltd.	261,173	20,078,980
Yum China Holdings, Inc.	135,934	4,595,929
Yum! Brands, Inc.	1,098,237	148,174,136
		1,402,158,606
Household Durables - 0.5%
Cavco Industries, Inc. (a)	11,133	4,601,492
Century Communities, Inc.	6,583	658,761
Champion Homes, Inc. (a)	313,937	29,324,855
D.R. Horton, Inc.	158,547	29,927,332
GoPro, Inc. Class A (a)	77,334	98,988
Installed Building Products, Inc.	44,318	9,852,335
KB Home	105,413	8,824,122
Leggett & Platt, Inc.	213,482	2,698,412
Lennar Corp. Class A	289,185	52,649,021
LGI Homes, Inc. (a)	64,233	6,929,456
Lovesac (a)	500	11,620
M/I Homes, Inc. (a)	39,899	6,358,704
Newell Brands, Inc.	72,832	516,379
NVR, Inc. (a)	6,143	56,346,422
PulteGroup, Inc.	395,443	52,060,071
SharkNinja, Inc.	144,890	13,883,360
Sonos, Inc. (a)	10,300	125,969
Taylor Morrison Home Corp. (a)	287,814	19,378,517
Toll Brothers, Inc.	216,887	31,246,910
TopBuild Corp. (a)	58,831	23,121,760
Traeger, Inc. (a)	1,090	3,913
TRI Pointe Homes, Inc. (a)	153,712	6,830,961
Universal Electronics, Inc. (a)	2,258	21,045
Whirlpool Corp. (e)	76,389	7,661,053
Worthington Enterprises, Inc. (e)	43,735	2,003,063
		365,134,521
Leisure Products - 0.0%
Acushnet Holdings Corp. (e)	3,900	261,261
Brunswick Corp.	135,270	10,693,094
Clarus Corp.	29	125
Hasbro, Inc.	45,600	3,108,096
JAKKS Pacific, Inc. (a)	6,636	163,511
Latham Group, Inc. (a)	5,300	33,125
Malibu Boats, Inc. Class A (a)(e)	31,459	1,144,164
Mattel, Inc. (a)	12,728	241,577
Polaris, Inc.	73,610	6,231,087
YETI Holdings, Inc. (a)	2,772	111,767
		21,987,807
Specialty Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,799	14,446
Abercrombie & Fitch Co. Class A (a)	10,695	1,578,261
Academy Sports & Outdoors, Inc.	103,200	5,725,536
Advance Auto Parts, Inc.	87,562	3,967,434
American Eagle Outfitters, Inc.	10,216	210,245
Asbury Automotive Group, Inc. (a)	35,785	8,790,227
AutoNation, Inc. (a)	169,063	30,089,833
AutoZone, Inc. (a)	14,891	47,375,419
Bath & Body Works, Inc.	455,118	13,999,430
Best Buy Co., Inc.	200,700	20,150,280
Beyond, Inc. (a)	2,800	27,524
Big 5 Sporting Goods Corp.	200	376
Boot Barn Holdings, Inc. (a)	6,850	919,065
Burlington Stores, Inc. (a)	508,265	136,337,004
CarMax, Inc. (a)	51,100	4,320,505
CarParts.com, Inc. (a)	161,711	129,967
Carvana Co. Class A (a)	46,726	7,037,870
Designer Brands, Inc. Class A	2,000	13,280
Dick's Sporting Goods, Inc.	107,479	25,468,224
Duluth Holdings, Inc. (a)	257	1,043
Five Below, Inc. (a)	10,244	772,705
Foot Locker, Inc.	78,967	2,459,032
Gap, Inc.	55,501	1,244,887
Genesco, Inc. (a)	8,200	247,558
Group 1 Automotive, Inc.	9,750	3,673,410
GrowGeneration Corp. (a)	6,476	12,628
J. Jill, Inc.	800	26,024
Lands' End, Inc. (a)	800	12,392
Lithia Motors, Inc. Class A (sub. vtg.)	55,740	16,782,199
LL Flooring Holdings, Inc. (a)	7,900	119
Lowe's Companies, Inc.	1,363,628	338,861,558
Monro, Inc.	45,742	1,239,151
Murphy U.S.A., Inc.	82,268	42,748,921
MYT Netherlands Parent BV ADR (a)	862,894	3,218,595
National Vision Holdings, Inc. (a)	249,956	2,639,535
O'Reilly Automotive, Inc. (a)	140,000	158,195,800
Penske Automotive Group, Inc.	110,355	18,771,386
Petco Health & Wellness Co., Inc. Class A (a)	141,574	451,621
Revolve Group, Inc. (a)(e)	431,930	9,899,836
RH (a)	1,323	335,645
Ross Stores, Inc.	341,021	51,361,173
Sally Beauty Holdings, Inc. (a)	471,819	6,157,238
Signet Jewelers Ltd.	83,352	7,009,903
Sleep Number Corp. (a)	21,200	322,452
Sonic Automotive, Inc. Class A (sub. vtg.)	898	55,981
Stitch Fix, Inc. (a)	99,534	376,239
The Aaron's Co., Inc.	62,477	630,393
The Buckle, Inc.	39,030	1,635,357
The Cato Corp. Class A (sub. vtg.)	5,760	28,051
The Container Store Group, Inc. (a)	3,600	2,929
The Home Depot, Inc.	743,414	273,948,059
The ODP Corp. (a)	64,170	1,979,645
TJX Companies, Inc.	1,323,909	155,254,808
Ulta Beauty, Inc. (a)	27,228	9,607,128
Upbound Group, Inc.	26,174	871,594
Urban Outfitters, Inc. (a)	19,393	704,354
Valvoline, Inc. (a)	200	8,440
Victoria's Secret & Co. (a)	20,100	471,546
Warby Parker, Inc. (a)	162,581	2,425,709
Wayfair LLC Class A (a)(e)	39,726	1,690,341
Williams-Sonoma, Inc.	61,940	8,320,400
Winmark Corp.	90	32,454
Zumiez, Inc. (a)	39,332	1,091,070
		1,431,734,235
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (a)	103,387	15,112,078
Deckers Outdoor Corp. (a)	3,309	3,174,291
Figs, Inc. Class A (a)	2,757	17,011
G-III Apparel Group Ltd. (a)	62,095	1,643,655
Levi Strauss & Co. Class A	200	3,854
lululemon athletica, Inc. (a)	40,479	10,503,086
LVMH Moet Hennessy Louis Vuitton SE	2,200	1,637,497
NIKE, Inc. Class B	755,362	62,936,762
On Holding AG (a)(e)	185,060	8,694,119
PVH Corp.	120,282	11,870,631
Ralph Lauren Corp. Class A	66,985	11,471,851
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	287,369	19,679,029
Tapestry, Inc.	399,757	16,378,044
Unifi, Inc. (a)	10,300	70,349
VF Corp.	70,000	1,274,700
		164,466,957
TOTAL CONSUMER DISCRETIONARY		6,550,927,888
CONSUMER STAPLES - 4.2%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	7,862	2,136,263
Brown-Forman Corp. Class B (non-vtg.) (e)	369,614	16,850,702
Celsius Holdings, Inc. (a)	118,437	4,504,159
Coca-Cola Consolidated, Inc.	11,429	15,342,290
Constellation Brands, Inc. Class A (sub. vtg.)	159,484	38,389,394
Duckhorn Portfolio, Inc. (a)	57,217	362,184
Keurig Dr. Pepper, Inc.	1,906,984	69,814,684
MGP Ingredients, Inc. (e)	57,693	5,168,716
Molson Coors Beverage Co. Class B	718,165	38,759,365
Monster Beverage Corp. (a)	2,985,428	140,703,222
National Beverage Corp.	33,584	1,516,653
PepsiCo, Inc.	1,962,992	339,362,057
Primo Water Corp.	516,588	11,416,595
The Coca-Cola Co.	4,621,246	334,901,698
The Vita Coco Co., Inc. (a)	129,666	3,386,876
		1,022,614,858
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	39,852	781,896
Alimentation Couche-Tard, Inc. (multi-vtg.)	40,300	2,300,508
BJ's Wholesale Club Holdings, Inc. (a)	274,237	21,927,991
Costco Wholesale Corp.	311,669	278,127,182
Dollar General Corp.	276,146	22,911,834
Dollar Tree, Inc. (a)	38,542	3,256,414
Ingles Markets, Inc. Class A	99,877	7,390,898
Kroger Co.	1,272,559	67,712,864
Performance Food Group Co. (a)	275,825	20,587,578
PriceSmart, Inc.	40,145	3,596,189
SpartanNash Co.	10,800	238,572
Sprouts Farmers Market LLC (a)	6,655	692,453
Sysco Corp.	746,960	58,240,471
Target Corp.	728,718	111,945,659
U.S. Foods Holding Corp. (a)	148,739	8,806,836
United Natural Foods, Inc. (a)	115,900	1,753,567
Walgreens Boots Alliance, Inc.	310,300	2,870,275
Walmart, Inc.	3,237,005	249,993,896
Weis Markets, Inc.	23,972	1,620,028
		864,755,111
Food Products - 0.5%
Archer Daniels Midland Co.	129,585	7,903,389
Bunge Global SA	236,627	23,989,245
Cal-Maine Foods, Inc.	6,256	450,682
Calavo Growers, Inc.	7,195	165,629
Campbell Soup Co.	402,500	20,012,300
Conagra Brands, Inc.	454,300	14,174,160
Darling Ingredients, Inc. (a)	1,800	75,114
Flowers Foods, Inc.	337,806	7,850,611
Fresh Del Monte Produce, Inc.	15,324	448,074
Freshpet, Inc. (a)	110,043	14,965,848
General Mills, Inc.	506,508	36,615,463
Hormel Foods Corp.	84,900	2,763,495
Ingredion, Inc.	156,884	21,071,090
John B. Sanfilippo & Son, Inc.	12,661	1,201,149
Lamb Weston Holdings, Inc.	83,002	5,139,484
Lancaster Colony Corp.	83,627	14,280,147
Lifeway Foods, Inc. (a)	4,600	88,228
Mama's Creations, Inc. (a)	485,701	3,890,465
Mondelez International, Inc.	1,572,073	112,890,562
Nomad Foods Ltd.	929,557	17,475,672
Oatly Group AB ADR (a)(e)	3,070,396	2,678,921
Pilgrim's Pride Corp. (a)	16,508	768,943
Seaboard Corp.	10	31,104
SunOpta, Inc. (a)	892,639	5,132,674
The Hain Celestial Group, Inc. (a)	12,100	96,800
The Hershey Co.	11,475	2,215,364
The Kraft Heinz Co.	886,330	31,402,672
The Simply Good Foods Co. (a)	181,600	5,736,744
Tootsie Roll Industries, Inc.	24,084	715,776
Tyson Foods, Inc. Class A	98,375	6,326,496
Utz Brands, Inc. Class A	1,210	20,437
Vital Farms, Inc. (a)	31,133	979,133
WK Kellogg Co.	196,100	3,367,037
		364,922,908
Household Products - 0.7%
Central Garden & Pet Co. Class A (non-vtg.)	28,707	981,779
Colgate-Palmolive Co.	837,803	89,226,020
Energizer Holdings, Inc.	248,600	8,054,640
Kimberly-Clark Corp.	489,038	70,744,237
Procter & Gamble Co.	1,905,218	326,821,096
Reynolds Consumer Products, Inc.	7,340	231,210
Spectrum Brands Holdings, Inc.	62,829	5,926,031
The Clorox Co.	104,495	16,542,603
WD-40 Co.	19,449	5,111,975
		523,639,591
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	268,994	15,044,834
elf Beauty, Inc. (a)	198,644	29,754,885
Estee Lauder Companies, Inc. Class A	65,852	6,035,994
Haleon PLC ADR	1,239,748	12,620,635
Herbalife Ltd. (a)	137,538	1,122,310
Inter Parfums, Inc.	66,876	8,616,304
Kenvue, Inc.	2,377,872	52,194,290
MediFast, Inc.	26,914	492,526
Nu Skin Enterprises, Inc. Class A	33,000	294,690
Olaplex Holdings, Inc. (a)	6,000	12,540
The Honest Co., Inc. (a)	3,948,689	18,440,378
Unilever PLC sponsored ADR	323,103	20,933,843
USANA Health Sciences, Inc. (a)	16,012	653,610
		166,216,839
Tobacco - 0.4%
Altria Group, Inc.	1,687,575	90,740,908
Philip Morris International, Inc.	1,760,315	217,029,236
Vector Group Ltd.	297,280	4,453,254
		312,223,398
TOTAL CONSUMER STAPLES		3,254,372,705
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	2,435,591	85,659,735
Cactus, Inc. Class A	93,681	5,575,893
Championx Corp.	277,839	8,649,128
DMC Global, Inc. (a)	2,200	27,214
Expro Group Holdings NV (a)	98,100	1,948,266
Halliburton Co.	838,150	26,058,084
Helix Energy Solutions Group, Inc. (a)	4,900	54,978
Helmerich & Payne, Inc.	67,052	2,187,907
Liberty Energy, Inc. Class A	70,119	1,443,750
Noble Corp. PLC	36,165	1,379,695
NOV, Inc.	117,962	2,096,185
Oceaneering International, Inc. (a)	3,340	90,147
Oil States International, Inc. (a)	110,600	585,074
Patterson-UTI Energy, Inc.	170,277	1,568,251
ProPetro Holding Corp. (a)	28,394	225,448
RPC, Inc.	15,848	101,744
Schlumberger Ltd.	1,209,983	53,227,152
TechnipFMC PLC	304,202	8,164,782
TETRA Technologies, Inc. (a)	26,984	85,809
Transocean Ltd. (United States) (a)(e)	39,956	189,391
Weatherford International PLC	68,269	7,164,149
		206,482,782
Oil, Gas & Consumable Fuels - 2.9%
Africa Oil Corp.	1,442,900	2,205,598
Antero Midstream GP LP	165,400	2,459,498
Antero Resources Corp. (a)	328,614	8,869,292
APA Corp.	338,960	9,656,970
Ardmore Shipping Corp.	57,311	1,082,032
Athabasca Oil Corp. (a)	984,100	3,957,869
Cameco Corp. (e)	441,726	18,040,090
Cheniere Energy, Inc.	346,985	64,282,441
Chesapeake Energy Corp.	66,537	4,956,341
Chevron Corp.	1,212,209	179,346,322
CNX Resources Corp. (a)	84,300	2,332,581
ConocoPhillips Co.	2,247,636	255,758,500
CONSOL Energy, Inc.	38,409	3,928,473
Coterra Energy, Inc.	241,800	5,882,994
CVR Energy, Inc.	39,501	1,004,115
Delek U.S. Holdings, Inc.	354,200	7,232,764
Devon Energy Corp.	688,343	30,824,000
Diamondback Energy, Inc.	120,357	23,482,854
Dorian LPG Ltd.	48,901	1,906,650
DT Midstream, Inc.	105,292	8,274,898
Energy Transfer LP	89,400	1,439,340
EOG Resources, Inc.	1,166,879	150,317,353
EQT Corp.	1,563,919	52,406,926
Exxon Mobil Corp.	6,737,173	794,582,184
FutureFuel Corp.	51,157	319,220
Galp Energia SGPS SA	253,700	5,261,054
Green Plains, Inc. (a)	200,244	2,837,457
Gulfport Energy Corp. (a)	11,700	1,697,202
Hallador Energy Co. (a)	201	1,349
Hess Corp.	90,191	12,451,769
HF Sinclair Corp.	746,292	36,672,789
Imperial Oil Ltd.	137,200	10,333,395
International Seaways, Inc.	61,885	3,207,500
Kinder Morgan, Inc.	1,870,401	40,344,550
Kosmos Energy Ltd. (a)	284,500	1,385,515
Magnolia Oil & Gas Corp. Class A	423,642	10,849,472
Marathon Oil Corp.	820,990	23,521,364
Marathon Petroleum Corp.	706,189	125,080,196
Matador Resources Co.	347,082	19,686,491
MEG Energy Corp.	368,300	7,335,118
Murphy Oil Corp.	188,102	7,012,443
Navigator Holdings Ltd.	174,415	2,931,916
New Fortress Energy, Inc. Class A (e)	483,481	5,956,486
Northern Oil & Gas, Inc. (e)	418,278	16,639,099
Occidental Petroleum Corp.	595,074	33,907,317
ONEOK, Inc.	100	9,236
Ovintiv, Inc.	444,705	19,046,715
Par Pacific Holdings, Inc. (a)	103,178	2,315,314
PBF Energy, Inc. Class A	21,177	721,289
Permian Resource Corp. Class A	1,259,929	17,941,389
Phillips 66 Co.	475,033	66,651,880
Plains GP Holdings LP Class A	123,510	2,371,392
Range Resources Corp.	3,700	110,556
Rex American Resources Corp. (a)	31,384	1,423,264
Scorpio Tankers, Inc.	145,816	10,431,677
Shell PLC ADR	606,412	43,455,484
SM Energy Co.	169,415	7,730,406
Suncor Energy, Inc.	197,000	7,986,380
Targa Resources Corp.	272,429	40,019,820
The Williams Companies, Inc.	11,300	517,201
VAALCO Energy, Inc.	100	651
Valero Energy Corp.	383,316	56,243,957
Veren, Inc.	561,239	4,057,758
Whitecap Resources, Inc.	1,183,116	9,012,978
World Kinect Corp.	90,587	2,608,000
		2,294,317,134
TOTAL ENERGY		2,500,799,916
FINANCIALS - 12.4%
Banks - 3.3%
1st Source Corp.	4,585	281,725
AIB Group PLC	480,528	2,892,251
Amalgamated Financial Corp.	6,124	202,031
Associated Banc-Corp.	269,521	6,166,640
Axos Financial, Inc. (a)	72,624	5,042,284
BancFirst Corp.	200	21,280
Bancorp, Inc., Delaware (a)	79,819	4,182,516
Bank of America Corp.	10,474,653	426,842,110
Bank OZK	59,889	2,596,188
BankUnited, Inc.	516,045	19,831,609
Banner Corp.	1,200	71,484
Berkshire Hills Bancorp, Inc.	4,064	111,923
BOK Financial Corp.	4,200	440,790
Brookline Bancorp, Inc., Delaware	971	9,933
Byline Bancorp, Inc.	1,600	44,400
Cadence Bank	2,307	74,470
Capitol Federal Financial, Inc.	36,739	220,801
Carter Bankshares, Inc. (a)	100	1,730
Citigroup, Inc.	2,527,839	158,343,835
Citizens Financial Group, Inc.	882,302	37,983,101
Coastal Financial Corp. of Washington (a)	17,267	926,720
Comerica, Inc.	181,237	10,350,445
Commerce Bancshares, Inc.	70,808	4,528,880
ConnectOne Bancorp, Inc.	28,890	722,250
CrossFirst Bankshares, Inc. (a)	9,397	163,508
Cullen/Frost Bankers, Inc.	58,148	6,525,950
Customers Bancorp, Inc. (a)	4,305	223,085
CVB Financial Corp.	5,200	95,784
Dime Community Bancshares, Inc.	1,233	32,070
Eagle Bancorp, Inc.	2,800	60,956
East West Bancorp, Inc.	209,185	17,586,183
Enterprise Financial Services Corp.	12,896	682,327
Esquire Financial Holdings, Inc.	9,178	564,722
Eurobank Ergasias Services and Holdings SA	1,862,962	4,247,707
FB Financial Corp.	12,408	598,314
Fifth Third Bancorp	4,231,579	180,646,108
First Bancorp, Puerto Rico	695,591	14,871,736
First Bancshares, Inc.	3,250	111,345
First Citizens Bancshares, Inc.	10,368	21,054,298
First Financial Bankshares, Inc.	6,208	227,027
First Foundation, Inc.	16,000	112,640
First Hawaiian, Inc.	423,900	10,313,487
First Horizon National Corp.	823,321	13,658,895
First Internet Bancorp	2,541	92,213
First Interstate Bancsystem, Inc. Class A	2,972	92,281
First of Long Island Corp.	2,353	30,048
Flushing Financial Corp.	1,452	21,199
FNB Corp., Pennsylvania	295,399	4,425,077
Glacier Bancorp, Inc.	84,773	4,009,763
Hancock Whitney Corp.	82,023	4,407,096
HDFC Bank Ltd. sponsored ADR	24,700	1,509,417
Heritage Commerce Corp.	12,009	122,252
Heritage Financial Corp., Washington	1,900	43,396
Hilltop Holdings, Inc.	4,421	145,230
Home Bancshares, Inc.	10,992	306,017
HomeStreet, Inc.	1,677	26,832
HomeTrust Bancshares, Inc.	3,891	141,866
Horizon Bancorp, Inc. Indiana	13,357	213,979
Huntington Bancshares, Inc.	2,211,065	33,099,643
Independent Bank Corp.	4,299	145,650
Independent Bank Group, Inc.	3,386	197,133
International Bancshares Corp.	1,610	101,720
JPMorgan Chase & Co.	3,168,779	712,341,519
Kearny Financial Corp.	18,039	122,846
KeyCorp	1,064,123	18,153,938
Live Oak Bancshares, Inc.	4,800	206,352
M&T Bank Corp.	79,074	13,609,426
Mercantile Bank Corp.	1,540	70,809
Metropolitan Bank Holding Corp. (a)	678	35,059
Midland States Bancorp, Inc.	6,572	149,644
NB Bancorp, Inc.	57,846	1,092,132
New York Community Bancorp, Inc.	250,632	2,716,851
Northfield Bancorp, Inc.	35,417	429,254
Northwest Bancshares, Inc.	700	9,695
OceanFirst Financial Corp.	67,534	1,206,833
Pathward Financial, Inc.	73,957	5,089,721
Pinnacle Financial Partners, Inc.	96,754	9,633,796
Piraeus Financial Holdings SA	651,400	2,813,985
PNC Financial Services Group, Inc.	249,849	46,244,551
Popular, Inc.	70,700	7,246,750
Preferred Bank, Los Angeles	17,966	1,488,483
Premier Financial Corp.	19,659	492,655
Prosperity Bancshares, Inc.	31,668	2,330,131
Provident Financial Services, Inc.	32,109	612,319
RBB Bancorp	3,616	83,023
Regions Financial Corp.	1,779,173	41,668,232
Sandy Spring Bancorp, Inc.	3,300	103,290
ServisFirst Bancshares, Inc.	6,501	526,971
Southside Bancshares, Inc.	368	12,597
Synovus Financial Corp.	4,300	198,316
Texas Capital Bancshares, Inc. (a)	127,009	8,537,545
Tompkins Financial Corp.	854	52,384
Truist Financial Corp.	2,502,473	111,259,950
U.S. Bancorp	946,295	44,693,513
UMB Financial Corp.	33,299	3,449,443
United Bankshares, Inc., West Virginia	3,500	136,045
Univest Corp. of Pennsylvania	3,494	99,439
Valley National Bancorp	432,749	3,756,261
Veritex Holdings, Inc.	200	5,038
WaFd, Inc.	1,822	66,813
Webster Financial Corp.	266,706	12,649,866
Wells Fargo & Co.	8,128,384	475,266,612
Westamerica Bancorp.	38,249	1,980,916
Western Alliance Bancorp.	349,663	28,560,474
Wintrust Financial Corp.	170,553	18,556,166
Zions Bancorporation NA	454,058	22,503,114
		2,603,059,107
Capital Markets - 2.5%
Ameriprise Financial, Inc.	130,169	58,503,155
Ares Management Corp. Class A,	347,728	50,907,379
Artisan Partners Asset Management, Inc. Class A,	98,380	4,091,624
Assetmark Financial Holdings, Inc. (a)	13,334	468,690
Bank of New York Mellon Corp.	1,305,504	89,061,483
BlackRock, Inc.	59,563	53,714,509
Blackstone, Inc.	269,693	38,393,495
Blue Owl Capital, Inc. Class A	17,365	306,319
Bridge Investment Group Holdings, Inc.	300	2,463
Brookfield Asset Management Ltd. Class A	91,625	3,734,635
Brookfield Corp. Class A	1,507,928	75,818,620
Carlyle Group LP	524,835	21,061,629
Cboe Global Markets, Inc.	358,664	73,669,586
Charles Schwab Corp.	3,540,999	230,519,035
CME Group, Inc.	121,907	26,300,216
Cohen & Steers, Inc.	36,645	3,274,597
Diamond Hill Investment Group, Inc.	4,127	652,190
Donnelley Financial Solutions, Inc. (a)	4,309	287,238
Evercore, Inc. Class A	110,993	27,275,420
FactSet Research Systems, Inc.	58,569	24,765,316
Federated Hermes, Inc. Class B	207,197	7,106,857
Franklin Resources, Inc.	39,700	803,528
Goldman Sachs Group, Inc.	549,667	280,467,587
Hamilton Lane, Inc. Class A	52,652	8,047,332
Houlihan Lokey Class A	101,362	15,875,316
Interactive Brokers Group, Inc.	115,291	14,859,857
Intercontinental Exchange, Inc.	358,711	57,949,762
Invesco Ltd.	893,474	15,269,471
Jefferies Financial Group, Inc.	827,390	49,602,031
KKR & Co., Inc. Class A	819,670	101,450,556
London Stock Exchange Group PLC	26,950	3,637,781
LPL Financial	92,799	20,818,528
Marex Group PLC	410,946	10,138,038
MarketAxess Holdings, Inc.	64,318	15,590,040
Moelis & Co. Class A	69,234	4,624,139
Moody's Corp.	156,771	76,463,488
Morgan Stanley	1,223,058	126,721,039
Morningstar, Inc.	380	119,233
MSCI, Inc.	27,917	16,208,331
NASDAQ, Inc.	165,220	11,909,058
Northern Trust Corp.	331,944	30,276,612
Open Lending Corp. (a)	2,900	16,704
P10, Inc. Class A (e)	760,607	7,644,100
Patria Investments Ltd.	12,678	146,051
PJT Partners, Inc. Class A	31,982	3,949,777
Raymond James Financial, Inc.	59,006	7,055,347
Robinhood Markets, Inc. (a)	210,206	4,229,345
S&P Global, Inc.	172,233	88,396,865
SEI Investments Co.	521,480	35,267,692
State Street Corp.	511,000	44,508,100
StepStone Group, Inc. Class A	54,717	2,993,020
Stifel Financial Corp.	287,115	25,306,316
T. Rowe Price Group, Inc.	62,900	6,669,916
TPG, Inc. Class A	141,300	7,128,585
Tradeweb Markets, Inc. Class A	218,622	25,849,865
UBS Group AG	128,433	3,950,599
Virtu Financial, Inc. Class A	892,136	27,397,497
XP, Inc. Class A	7,375	135,774
		1,941,391,736
Consumer Finance - 0.6%
Ally Financial, Inc.	534,300	23,076,417
American Express Co.	718,932	185,951,762
Atlanticus Holdings Corp. (a)	685	24,215
Capital One Financial Corp.	794,955	116,802,738
Discover Financial Services	391,974	54,370,714
Enova International, Inc. (a)	73,847	6,330,903
EZCORP, Inc. (non-vtg.) Class A (a)	100,785	1,231,593
FirstCash Holdings, Inc.	50,874	6,109,459
Green Dot Corp. Class A (a)	8,091	90,376
LendingClub Corp. (a)	22,000	267,300
LendingTree, Inc. (a)	7,438	430,883
Navient Corp.	443,067	7,501,124
Nelnet, Inc. Class A	2,400	277,392
NerdWallet, Inc. (a)	3,994	51,642
OneMain Holdings, Inc.	194,812	9,625,661
PRA Group, Inc. (a)	8,799	205,193
PROG Holdings, Inc.	35,237	1,647,682
Regional Management Corp.	3,003	100,691
SLM Corp.	836,073	18,443,770
Synchrony Financial	121,900	6,126,694
World Acceptance Corp. (a)	300	35,355
		438,701,564
Financial Services - 3.7%
Affirm Holdings, Inc. Class A, (a)	7,231	318,236
Apollo Global Management, Inc.	762,399	88,232,436
AvidXchange Holdings, Inc. (a)	430,600	3,474,942
Banco Latinoamericano de Comer Series E	6,362	199,449
Berkshire Hathaway, Inc.:
Class A (a)	8	5,722,399
Class B (a)	1,334,037	634,894,889
Block, Inc. Class A (a)	1,713,104	113,201,912
Cannae Holdings, Inc.	666,794	13,349,216
Cass Information Systems, Inc.	15,310	665,066
Corebridge Financial, Inc.	980,704	28,989,610
Corpay, Inc. (a)	559,770	176,635,424
Enact Holdings, Inc.	30,300	1,077,165
Equitable Holdings, Inc.	1,113,354	47,339,812
Essent Group Ltd.	1,537	98,814
Euronet Worldwide, Inc. (a)	73,320	7,911,961
EVERTEC, Inc.	285,668	9,784,129
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,400	276,458
Fidelity National Information Services, Inc.	1,044,377	86,108,884
Fiserv, Inc. (a)	688,536	120,218,386
Flywire Corp. (a)	349,890	6,336,508
Global Payments, Inc.	412,159	45,753,771
i3 Verticals, Inc. Class A (a)	351,989	7,976,071
International Money Express, Inc. (a)	61,117	1,109,274
Jack Henry & Associates, Inc.	46,547	8,054,027
Jackson Financial, Inc.	101,591	9,140,142
MasterCard, Inc. Class A	1,264,147	611,012,811
MGIC Investment Corp.	38,100	968,883
Mr. Cooper Group, Inc. (a)	2,650	248,597
NCR Atleos Corp.	435,413	12,457,166
NMI Holdings, Inc. (a)	8,488	348,602
PagSeguro Digital Ltd. (a)	165,314	1,830,026
Payoneer Global, Inc. (a)	742,157	5,514,227
PayPal Holdings, Inc. (a)	1,131,005	81,918,692
Radian Group, Inc.	604,619	21,856,977
Remitly Global, Inc. (a)	246,315	3,362,200
Repay Holdings Corp. (a)	400	3,384
Rocket Companies, Inc. Class A (a)	1,100	21,615
Sezzle, Inc.	4,165	567,398
Shift4 Payments, Inc. Class A (a)(e)	85,456	7,101,394
The Western Union Co.	201,900	2,463,180
Toast, Inc. (a)	5,932	147,470
UWM Holdings Corp. Class A (e)	369,268	3,471,119
Visa, Inc. Class A	2,094,638	578,895,104
Voya Financial, Inc.	541,628	38,363,511
Walker & Dunlop, Inc.	85,759	9,181,359
Waterstone Financial, Inc.	299	4,530
WEX, Inc. (a)	204,030	38,973,811
		2,835,581,037
Insurance - 2.3%
AFLAC, Inc.	435,900	48,105,924
Allstate Corp.	329,770	62,306,744
AMBAC Financial Group, Inc. (a)	36,396	425,833
American Financial Group, Inc.	234,828	31,377,717
American International Group, Inc.	1,944,386	149,814,941
Aon PLC	365,909	125,770,241
Arch Capital Group Ltd. (a)	420,502	47,554,571
Arthur J. Gallagher & Co.	34,415	10,068,797
Assurant, Inc.	15,383	3,020,452
Axis Capital Holdings Ltd.	438,187	35,002,378
Brighthouse Financial, Inc. (a)	39,153	1,797,123
Brookfield Reinsurance Ltd.	7,585	382,891
Chubb Ltd.	518,833	147,441,962
Cincinnati Financial Corp.	157,623	21,599,080
CNA Financial Corp.	147,983	7,683,277
CNO Financial Group, Inc.	12,887	450,014
Direct Line Insurance Group PLC	909,453	2,271,720
eHealth, Inc. (a)	1,500	6,075
Erie Indemnity Co. Class A	35,793	18,191,076
Everest Re Group Ltd.	122,307	47,973,698
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,017	6,056,809
Fidelis Insurance Holdings Ltd.	34,409	637,255
Fidelity National Financial, Inc.	77,000	4,539,920
First American Financial Corp.	11,500	733,700
Genworth Financial, Inc. Class A (a)	1,788,231	12,481,852
Globe Life, Inc.	154,732	16,254,597
Goosehead Insurance Class A (a)	33,929	2,861,572
Hanover Insurance Group, Inc.	56,982	8,375,784
Hartford Financial Services Group, Inc.	1,160,556	134,740,552
HCI Group, Inc.	1,415	135,599
Kemper Corp.	281,352	17,587,314
Kinsale Capital Group, Inc.	32,880	16,147,039
Lemonade, Inc. (a)	20,000	370,600
Lincoln National Corp.	426,463	13,689,462
Loews Corp.	72,800	5,965,232
Markel Group, Inc. (a)	3,230	5,170,196
Marsh & McLennan Companies, Inc.	278,950	63,463,915
MBIA, Inc.	10,184	39,921
MetLife, Inc.	2,262,445	175,294,239
Old Republic International Corp.	81,100	2,909,057
Oscar Health, Inc. Class A (a)	99,217	1,815,671
Palomar Holdings, Inc. (a)	5,575	553,152
Primerica, Inc.	59,982	15,789,062
Principal Financial Group, Inc.	102,900	8,378,118
ProAssurance Corp. (a)	1,243	16,656
Progressive Corp.	806,964	203,516,321
Prudential Financial, Inc.	202,186	24,496,856
Prudential PLC	87,496	753,243
Reinsurance Group of America, Inc.	73,230	16,166,255
RenaissanceRe Holdings Ltd.	129,431	32,977,724
RLI Corp.	108,311	16,690,725
Selective Insurance Group, Inc.	933	84,884
Siriuspoint Ltd. (a)	448,485	6,722,790
The Baldwin Insurance Group, Inc. Class A, (a)	384,506	18,029,486
The Travelers Companies, Inc.	590,564	134,689,931
Trupanion, Inc. (a)(e)	262,640	12,010,527
Universal Insurance Holdings, Inc.	36,926	789,847
Unum Group	560,150	31,082,724
W.R. Berkley Corp.	138,400	8,262,480
White Mountains Insurance Group Ltd.	12,811	23,626,559
Willis Towers Watson PLC	28,800	8,412,768
		1,813,564,908
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	18,000	183,780
Annaly Capital Management, Inc.	295,300	5,953,248
Apollo Commercial Real Estate Finance, Inc.	3,528	37,362
BrightSpire Capital, Inc.	8,300	49,385
Cherry Hill Mortgage Investment Corp.	2,772	9,785
Chimera Investment Corp.	45,162	699,108
Dynex Capital, Inc.	2,800	35,280
Franklin BSP Realty Trust, Inc.	802	10,923
Granite Point Mortgage Trust, Inc.	96,550	253,927
Great Ajax Corp.	6,738	21,696
KKR Real Estate Finance Trust, Inc.	32,017	381,963
Ladder Capital Corp. Class A	42,500	525,300
Nexpoint Real Estate Finance, Inc.	100	1,663
PennyMac Mortgage Investment Trust	7,200	102,312
Rithm Capital Corp.	29,800	355,812
Starwood Property Trust, Inc.	9,000	187,560
TPG RE Finance Trust, Inc.	10,369	93,943
		8,903,047
TOTAL FINANCIALS		9,641,201,399
HEALTH CARE - 10.7%
Biotechnology - 2.3%
4D Molecular Therapeutics, Inc. (a)	13,493	202,530
AbbVie, Inc.	2,934,090	575,991,208
ACADIA Pharmaceuticals, Inc. (a)	203,112	3,367,597
Adicet Bio, Inc. (a)	674	984
ADMA Biologics, Inc. (a)	63,740	1,103,339
Agios Pharmaceuticals, Inc. (a)	241,659	11,094,565
Alector, Inc. (a)	3,692	19,494
Alnylam Pharmaceuticals, Inc. (a)	54,012	14,188,412
Altimmune, Inc. (a)(e)	406,082	2,720,749
ALX Oncology Holdings, Inc. (a)(e)	3,600	8,352
Amgen, Inc.	416,758	139,126,323
Amicus Therapeutics, Inc. (a)	19,879	230,795
AnaptysBio, Inc. (a)	10,358	394,536
Apellis Pharmaceuticals, Inc. (a)	57,917	2,252,971
Arcturus Therapeutics Holdings, Inc. (a)	90,940	1,918,834
Arcus Biosciences, Inc. (a)	7,127	122,014
Argenx SE ADR (a)	15,200	7,863,264
Arrowhead Pharmaceuticals, Inc. (a)	2,300	54,809
Ascendis Pharma A/S sponsored ADR (a)	35,437	4,906,253
Avid Bioservices, Inc. (a)(e)	1,346,470	14,191,794
Avidity Biosciences, Inc. (a)	42,811	1,883,684
BioCryst Pharmaceuticals, Inc. (a)	73,746	640,853
Biogen, Inc. (a)	355,095	72,709,252
BioMarin Pharmaceutical, Inc. (a)	402,468	36,709,106
Blueprint Medicines Corp. (a)	61,631	5,888,226
BridgeBio Pharma, Inc. (a)	33,623	936,401
Cabaletta Bio, Inc. (a)	900	5,067
CareDx, Inc. (a)	8,870	272,575
Cargo Therapeutics, Inc.	68,800	1,297,568
Catalyst Pharmaceutical Partners, Inc. (a)	84,866	1,718,537
Celldex Therapeutics, Inc. (a)(e)	53,389	2,206,567
Crinetics Pharmaceuticals, Inc. (a)	265,656	14,095,707
CRISPR Therapeutics AG (a)(e)	19,377	924,670
Cytokinetics, Inc. (a)	182,741	10,430,856
Denali Therapeutics, Inc. (a)	68,726	1,679,663
Design Therapeutics, Inc. (a)	5,494	26,097
Dynavax Technologies Corp. (a)	7,100	79,662
Dyne Therapeutics, Inc. (a)	31,891	1,469,856
Emergent BioSolutions, Inc. (a)	58,482	485,985
Enanta Pharmaceuticals, Inc. (a)	24,407	314,362
Exact Sciences Corp. (a)	358,666	22,126,106
Exelixis, Inc. (a)	257,525	6,703,376
Fate Therapeutics, Inc. (a)	22,671	83,203
Foghorn Therapeutics, Inc. (a)	765	6,334
Gilead Sciences, Inc.	822,786	65,000,094
Grail, Inc.	20,193	284,923
Halozyme Therapeutics, Inc. (a)	224,397	14,327,748
Heron Therapeutics, Inc. (a)	11,471	22,139
Ideaya Biosciences, Inc. (a)	21,481	848,500
Immunocore Holdings PLC ADR (a)	37,082	1,330,502
Incyte Corp. (a)	108,500	7,124,110
Insmed, Inc. (a)	174,707	13,359,844
Intellia Therapeutics, Inc. (a)	67,765	1,520,647
Ionis Pharmaceuticals, Inc. (a)	62,556	2,982,670
Ironwood Pharmaceuticals, Inc. Class A (a)	5,500	27,830
iTeos Therapeutics, Inc. (a)	51,670	870,640
Karyopharm Therapeutics, Inc. (a)	4,900	3,725
Keros Therapeutics, Inc. (a)	25,000	1,133,750
Kiniksa Pharmaceuticals Intern (a)	45,012	1,203,621
Kodiak Sciences, Inc. (a)	15,100	37,901
Kura Oncology, Inc. (a)	18,329	386,009
Kymera Therapeutics, Inc. (a)	8,334	403,032
Legend Biotech Corp. ADR (a)	130,000	7,481,500
Lyell Immunopharma, Inc. (a)	2,100	3,045
MannKind Corp. (a)	5,700	35,682
Mersana Therapeutics, Inc. (a)	30,900	48,822
Merus BV (a)	52,500	2,676,975
MiMedx Group, Inc. (a)	5,900	40,356
Moderna, Inc. (a)	63,056	4,880,534
Myriad Genetics, Inc. (a)	286,250	8,109,463
Natera, Inc. (a)	165,665	19,591,543
Neurocrine Biosciences, Inc. (a)	115,519	14,677,844
Nurix Therapeutics, Inc. (a)	5,390	135,828
Nuvalent, Inc. Class A (a)	11,300	961,969
PMV Pharmaceuticals, Inc. (a)	13,869	21,774
Praxis Precision Medicines, Inc. (a)	1,400	74,410
Protagonist Therapeutics, Inc. (a)	12,681	543,888
PTC Therapeutics, Inc. (a)	40,371	1,425,904
PureTech Health PLC (a)	1,064,244	2,278,205
RAPT Therapeutics, Inc. (a)	29,800	61,239
Recursion Pharmaceuticals, Inc. Class A (a)(e)	22,650	164,892
Regeneron Pharmaceuticals, Inc. (a)	202,184	239,525,363
Relay Therapeutics, Inc. (a)	59,192	401,914
Repare Therapeutics, Inc. (a)	3,460	10,069
Repligen Corp. (a)	111,864	16,883,634
Replimune Group, Inc. (a)	1,900	19,323
Revolution Medicines, Inc. (a)	43,029	1,834,326
Rocket Pharmaceuticals, Inc. (a)	40,345	760,503
Sage Therapeutics, Inc. (a)	22,379	188,655
Sarepta Therapeutics, Inc. (a)	344,680	46,800,650
Scholar Rock Holding Corp. (a)	2,775	25,808
SpringWorks Therapeutics, Inc. (a)(e)	207,609	8,659,371
Sutro Biopharma, Inc. (a)	4,070	18,600
Syndax Pharmaceuticals, Inc. (a)	25,793	530,046
TG Therapeutics, Inc. (a)	79,535	1,868,277
Travere Therapeutics, Inc. (a)	14,505	137,362
Twist Bioscience Corp. (a)	2,488	107,581
Ultragenyx Pharmaceutical, Inc. (a)	284,060	16,128,927
United Therapeutics Corp. (a)	130,943	47,604,328
Vanda Pharmaceuticals, Inc. (a)	124,591	659,086
Vaxcyte, Inc. (a)	82,683	6,677,479
Vera Therapeutics, Inc. (a)	2,904	109,829
Veracyte, Inc. (a)	345,523	10,901,251
Vericel Corp. (a)	9,093	469,653
Vertex Pharmaceuticals, Inc. (a)	442,019	219,192,802
Verve Therapeutics, Inc. (a)(e)	15,057	100,882
Viking Therapeutics, Inc. (a)	84,471	5,416,281
Vir Biotechnology, Inc. (a)	43,512	359,409
Voyager Therapeutics, Inc. (a)	9,892	64,892
Xenon Pharmaceuticals, Inc. (a)	50,000	2,017,000
		1,764,007,395
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,208,849	136,926,326
Abiomed, Inc. (a)(d)	14,700	28,812
Align Technology, Inc. (a)	49,049	11,635,404
Alphatec Holdings, Inc. (a)	1,000	6,900
Angiodynamics, Inc. (a)	50,140	374,044
Atricure, Inc. (a)	5,000	131,050
Axonics, Inc. (a)	1,244	86,041
Bausch + Lomb Corp. (a)	291,526	4,789,772
Baxter International, Inc.	304,700	11,560,318
Becton, Dickinson & Co.	336,635	81,603,690
Boston Scientific Corp. (a)	2,829,966	231,462,919
Cerus Corp. (a)	21,716	49,078
CVRx, Inc. (a)	3,700	36,482
DexCom, Inc. (a)	519,628	36,031,006
Edwards Lifesciences Corp. (a)	560,539	39,215,308
Embecta Corp.	463,037	7,566,025
Enovis Corp. (a)	112,906	5,261,420
Envista Holdings Corp. (a)	149,617	2,732,006
Establishment Labs Holdings, Inc. (a)(e)	7,172	328,621
GE Healthcare Technologies, Inc.	199,809	16,947,799
Glaukos Corp. (a)	39,000	5,221,710
Globus Medical, Inc. Class A (a)	263,119	19,128,751
Hologic, Inc. (a)	376,101	30,554,445
ICU Medical, Inc. (a)	16,497	2,727,449
IDEXX Laboratories, Inc. (a)	50,571	24,341,339
InMode Ltd. (a)(e)	199,694	3,336,887
Inspire Medical Systems, Inc. (a)	25,600	4,603,392
Insulet Corp. (a)	84,193	17,071,815
Integra LifeSciences Holdings Corp. (a)	450,272	9,158,532
Intuitive Surgical, Inc. (a)	309,495	152,466,522
IRadimed Corp.	1,788	83,964
Lantheus Holdings, Inc. (a)	355,736	37,875,212
LeMaitre Vascular, Inc.	25,213	2,276,482
Masimo Corp. (a)	60,515	7,111,723
Medtronic PLC	760,079	67,327,798
Merit Medical Systems, Inc. (a)	67,258	6,502,503
Neogen Corp. (a)(e)	603,020	10,402,095
Nevro Corp. (a)	77,635	480,561
Novocure Ltd. (a)	78,962	1,535,021
Omnicell, Inc. (a)	57,872	2,574,147
OraSure Technologies, Inc. (a)	11,962	53,590
OrthoPediatrics Corp. (a)	203,344	6,496,841
Outset Medical, Inc. (a)	2,500	1,325
Penumbra, Inc. (a)	106,806	21,608,990
Pulmonx Corp. (a)	9,162	67,066
QuidelOrtho Corp. (a)	43,900	1,854,775
ResMed, Inc.	10,504	2,573,690
Silk Road Medical, Inc. (a)	8,521	231,004
Smith & Nephew PLC sponsored ADR (e)	48,349	1,491,567
Solventum Corp.	7,200	461,592
Stryker Corp.	915,442	329,943,606
SurModics, Inc. (a)	10,000	396,300
Teleflex, Inc.	55,370	13,575,063
The Cooper Companies, Inc.	13,000	1,374,490
Utah Medical Products, Inc.	4,893	332,675
Zimmer Biomet Holdings, Inc.	481,235	55,563,393
Zimvie, Inc. (a)	7,402	128,351
		1,427,707,687
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	448,276	36,727,253
Accolade, Inc. (a)	2,295	9,960
AdaptHealth Corp. (a)	246	2,704
Addus HomeCare Corp. (a)	9,090	1,209,061
agilon health, Inc. (a)	1,185,266	4,835,885
AMN Healthcare Services, Inc. (a)	160,653	8,519,429
Brookdale Senior Living, Inc. (a)	3,500	24,885
Cardinal Health, Inc.	529,160	59,646,915
Castle Biosciences, Inc. (a)	693,064	20,563,209
Cencora, Inc.	294,836	70,633,861
Centene Corp. (a)	600,781	47,359,566
Chemed Corp.	65,777	38,556,504
Cigna Group	467,347	169,090,818
Corvel Corp. (a)	13,140	4,214,392
Cross Country Healthcare, Inc. (a)	913	13,622
CVS Health Corp.	647,880	37,084,651
DaVita, Inc. (a)	145,368	21,938,939
Elevance Health, Inc.	256,847	143,035,526
Encompass Health Corp.	277,979	25,865,946
Guardant Health, Inc. (a)	28,337	724,860
HCA Holdings, Inc.	339,308	134,226,852
HealthEquity, Inc. (a)	158,227	12,588,540
Henry Schein, Inc. (a)	151,597	10,695,168
Hims & Hers Health, Inc. Class A (a)	13,552	199,621
Humana, Inc.	112,560	39,899,143
Labcorp Holdings, Inc.	85,529	19,662,262
LifeStance Health Group, Inc. (a)	340,000	2,145,400
McKesson Corp.	204,763	114,888,424
Modivcare, Inc. (a)	3,600	103,896
Molina Healthcare, Inc. (a)	83,454	29,191,375
Nano-X Imaging Ltd. (a)(e)	26,798	170,703
National Research Corp. Class A	20,769	473,533
Owens & Minor, Inc. (a)	22,700	352,758
Patterson Companies, Inc.	260,365	5,855,609
Pediatrix Medical Group, Inc. (a)	462,297	5,020,545
PetIQ, Inc. Class A (a)	4,531	138,422
Privia Health Group, Inc. (a)	222,882	4,488,843
Progyny, Inc. (a)	30,940	726,781
Quest Diagnostics, Inc.	114,500	17,973,065
RadNet, Inc. (a)	200,195	13,270,927
Select Medical Holdings Corp.	6,546	236,114
Surgery Partners, Inc. (a)	228,230	7,291,949
Tenet Healthcare Corp. (a)	230,926	38,296,768
UnitedHealth Group, Inc.	1,254,039	740,133,818
Universal Health Services, Inc. Class B	278,094	66,178,029
		1,954,266,531
Health Care Technology - 0.0%
Definitive Healthcare Corp. (a)	4,700	22,043
Doximity, Inc. Class A (a)	437,728	16,099,636
Health Catalyst, Inc. (a)	14,974	107,663
HealthStream, Inc.	34,311	996,391
OptimizeRx Corp. (a)	1,894	15,739
Phreesia, Inc. (a)	120,359	3,094,430
Simulations Plus, Inc.	21,203	768,609
Teladoc Health, Inc. (a)	237,354	1,701,828
Veeva Systems, Inc. Class A (a)	16,000	3,463,040
		26,269,379
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. Class A (a)	204,453	4,773,978
Agilent Technologies, Inc.	107,488	15,362,185
Avantor, Inc. (a)	638,755	16,505,429
Azenta, Inc. (a)	227,779	11,279,616
Bio-Rad Laboratories, Inc. Class A (a)	51,014	17,208,042
Bio-Techne Corp.	9,571	708,158
BioLife Solutions, Inc. (a)	235,033	6,082,654
Bruker Corp.	80,559	5,412,759
Charles River Laboratories International, Inc. (a)	2,730	539,858
ChromaDex, Inc. (a)	1,200	4,140
CryoPort, Inc. (a)	132,373	1,233,716
Danaher Corp.	1,141,085	307,305,601
Fortrea Holdings, Inc. (a)	209,025	4,820,117
Gerresheimer AG	148,917	17,037,430
ICON PLC (a)	65,192	20,995,736
Illumina, Inc. (a)	123,262	16,196,627
Inotiv, Inc. (a)	14,200	21,300
IQVIA Holdings, Inc. (a)	117,794	29,631,081
Lonza Group AG ADR	201,510	13,170,694
Maravai LifeSciences Holdings, Inc. Class A (a)	1,130,307	10,229,278
MaxCyte, Inc. (a)	669,236	2,891,100
Medpace Holdings, Inc. (a)	78,146	27,762,929
Mettler-Toledo International, Inc. (a)	22,933	33,002,422
OmniAb, Inc. (a)	3,752	15,721
QIAGEN NV	11,294	516,249
Quanterix Corp. (a)	1,363,521	17,766,679
Revvity, Inc.	75,230	9,218,684
Seer, Inc. (a)	53,794	90,374
Sotera Health Co. (a)	322,735	4,983,028
Thermo Fisher Scientific, Inc.	582,101	358,032,862
West Pharmaceutical Services, Inc.	6,471	2,029,500
		954,827,947
Pharmaceuticals - 2.8%
Amphastar Pharmaceuticals, Inc. (a)	203,384	9,912,936
Amylyx Pharmaceuticals, Inc. (a)	23,695	52,603
Arvinas Holding Co. LLC (a)	81,410	2,129,686
AstraZeneca PLC:
(United Kingdom)	36,000	6,309,563
sponsored ADR	278,613	24,412,071
Atea Pharmaceuticals, Inc. (a)	110,737	426,337
Bristol-Myers Squibb Co.	3,613,230	180,480,839
Corcept Therapeutics, Inc. (a)	231,398	8,168,349
CorMedix, Inc. (a)	3,500	21,840
Edgewise Therapeutics, Inc. (a)	10,082	189,038
Elanco Animal Health, Inc. (a)	2,430,035	37,592,641
Eli Lilly & Co.	835,212	801,820,224
Fulcrum Therapeutics, Inc. (a)	25,100	214,605
GSK PLC sponsored ADR	213,681	9,382,733
Harmony Biosciences Holdings, Inc. (a)	22,809	820,668
Intra-Cellular Therapies, Inc. (a)	157,812	11,564,463
Jazz Pharmaceuticals PLC (a)	162,143	18,805,345
Johnson & Johnson	2,267,277	376,050,563
Longboard Pharmaceuticals, Inc. (a)	77,751	2,805,256
Merck & Co., Inc.	3,077,296	364,505,711
Novartis AG sponsored ADR	192,486	23,269,633
Novo Nordisk A/S Series B sponsored ADR	460,195	64,040,736
Nuvation Bio, Inc. Class A (a)	42,169	135,784
Ocular Therapeutix, Inc. (a)	100	882
Organon & Co.	176,000	3,933,600
Pacira Biosciences, Inc. (a)	18,954	294,924
Paratek Pharmaceuticals, Inc. rights (a)(d)	2,400	0
Perrigo Co. PLC	11,676	339,772
Pfizer, Inc.	2,883,548	83,651,727
Phathom Pharmaceuticals, Inc. (a)(e)	1,749,210	28,896,949
Prestige Consumer Healthcare, Inc. (a)	74,391	5,552,544
Roche Holding AG sponsored ADR	370,940	15,701,890
Royalty Pharma PLC Class A	160,010	4,645,090
Sanofi SA sponsored ADR	141,900	7,983,294
SIGA Technologies, Inc.	13,551	122,366
Structure Therapeutics, Inc. ADR (a)	7,036	268,283
Supernus Pharmaceuticals, Inc. (a)	120,283	4,229,150
Tarsus Pharmaceuticals, Inc. (a)	9,030	244,803
Tilray Brands, Inc. Class 2 (a)	16,668	28,502
UCB SA	38,000	6,876,251
Verona Pharma PLC ADR (a)	27,901	766,719
Viatris, Inc.	963,586	11,640,119
Zoetis, Inc. Class A	256,249	47,019,129
		2,165,307,618
TOTAL HEALTH CARE		8,292,386,557
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	4,355	1,589,444
BWX Technologies, Inc.	175,322	18,058,166
Curtiss-Wright Corp.	73,756	23,296,570
Ducommun, Inc. (a)	6,168	401,413
General Dynamics Corp.	105,132	31,472,316
General Electric Co.	818,546	142,934,503
HEICO Corp. Class A	130,693	26,150,362
Hexcel Corp.	30,900	1,955,661
Howmet Aerospace, Inc.	1,245,310	120,371,665
Huntington Ingalls Industries, Inc.	53,934	15,250,917
Kratos Defense & Security Solutions, Inc. (a)	950,148	21,796,395
L3Harris Technologies, Inc.	196,181	46,430,157
Lockheed Martin Corp.	232,966	132,347,985
Mercury Systems, Inc. (a)	347,378	13,165,626
Moog, Inc. Class A	3,802	750,515
Northrop Grumman Corp.	431,502	225,766,161
Park Aerospace Corp.	1,239	16,739
Rheinmetall AG ADR (e)	124,548	14,951,987
RTX Corp.	1,178,813	145,394,795
Textron, Inc.	323,816	29,532,019
Thales SA ADR	225,339	7,564,630
The Boeing Co. (a)	800,774	139,126,475
TransDigm Group, Inc.	139,986	192,230,175
Triumph Group, Inc. (a)	19,900	277,207
Woodward, Inc.	87,011	14,500,383
		1,365,332,266
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	814,191	13,727,260
C.H. Robinson Worldwide, Inc.	235,206	24,346,173
Expeditors International of Washington, Inc.	196,270	24,221,681
FedEx Corp.	310,528	92,776,451
Forward Air Corp.	33,039	1,049,649
GXO Logistics, Inc. (a)	340,774	17,055,739
United Parcel Service, Inc. Class B	220,737	28,375,741
		201,552,694
Building Products - 0.8%
A.O. Smith Corp.	418,070	35,000,820
Advanced Drain Systems, Inc.	63,041	9,882,307
Allegion PLC	28,248	3,921,952
American Woodmark Corp. (a)	2,240	200,726
Armstrong World Industries, Inc.	112,299	14,235,021
Builders FirstSource, Inc. (a)	181,188	31,526,712
Carrier Global Corp.	2,265,760	164,902,013
Daikin Industries Ltd. ADR	491,155	6,218,022
Fortune Brands Innovations, Inc.	215,519	17,114,364
Gibraltar Industries, Inc. (a)	51,998	3,622,701
Griffon Corp.	1,081	71,551
Janus International Group, Inc. (a)	21,879	240,450
Jeld-Wen Holding, Inc. (a)	2,186	31,129
Johnson Controls International PLC	468,400	34,122,940
Masco Corp.	319,901	25,451,324
MasterBrand, Inc. (a)	203,708	3,267,476
Munters Group AB (b)	176,700	3,713,588
Owens Corning	176,495	29,780,001
Quanex Building Products Corp.	1,132	31,277
Resideo Technologies, Inc. (a)	2,600	52,416
Tecnoglass, Inc. (e)	222,388	13,781,384
The AZEK Co., Inc. Class A, (a)	584,793	24,929,726
Trane Technologies PLC	585,703	211,825,347
Trex Co., Inc. (a)	140,098	8,929,847
UFP Industries, Inc.	20,200	2,457,734
Zurn Elkay Water Solutions Cor	176,044	5,709,107
		651,019,935
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	166,605	9,521,476
ACV Auctions, Inc. Class A (a)	679,394	12,711,462
Brady Corp. Class A	70,104	5,190,500
BrightView Holdings, Inc. (a)	339,539	5,422,438
Casella Waste Systems, Inc. Class A (a)	140,914	15,198,984
Cintas Corp.	44,186	35,575,032
Civeo Corp.	2,473	70,357
Clean Harbors, Inc. (a)	63,250	15,553,175
Copart, Inc. (a)	1,072,261	56,786,943
CoreCivic, Inc. (a)	895,901	12,345,516
Deluxe Corp. (e)	215,300	4,433,027
Ennis, Inc.	36,196	865,446
Enviri Corp. (a)	48,291	577,077
Healthcare Services Group, Inc. (a)	28,912	314,852
Matthews International Corp. Class A	700	17,731
Millerknoll, Inc.	333,663	9,826,375
MSA Safety, Inc.	200	36,526
OpenLane, Inc. (a)	518,518	8,985,917
Quad/Graphics, Inc. Class A	765	3,588
Republic Services, Inc.	32,878	6,845,528
Rollins, Inc.	2,900	145,522
Steelcase, Inc. Class A	3,700	52,318
Tetra Tech, Inc.	643	152,867
The Brink's Co.	153,426	17,019,546
UniFirst Corp.	94,740	17,971,231
Veralto Corp.	36,179	4,067,605
Viad Corp. (a)	149,253	5,135,796
Virco Manufacturing Co.	200	3,106
Waste Connections, Inc. (United States)	175,798	32,786,327
Waste Management, Inc.	174,316	36,961,965
		314,578,233
Construction & Engineering - 0.3%
AECOM	36,718	3,676,941
API Group Corp. (a)	384,003	13,651,307
Argan, Inc.	80,414	6,377,634
Comfort Systems U.S.A., Inc.	69,858	24,696,200
Dycom Industries, Inc. (a)	35,783	6,296,377
EMCOR Group, Inc.	98,961	38,897,611
Fluor Corp. (a)	257,221	12,879,055
Granite Construction, Inc.	300	22,548
IES Holdings, Inc. (a)	44,410	8,283,797
Limbach Holdings, Inc. (a)	45,624	2,948,679
MasTec, Inc. (a)	105,622	11,949,017
Matrix Service Co. (a)	317,856	3,165,846
MDU Resources Group, Inc.	353,098	9,071,088
Orion Group Holdings, Inc. (a)	913,357	6,904,979
Primoris Services Corp.	154,307	8,709,087
Quanta Services, Inc.	23,100	6,355,503
Sterling Construction Co., Inc. (a)	4,635	554,022
Valmont Industries, Inc.	1,376	393,206
Willscot Holdings Corp. (a)	771,326	29,726,904
		194,559,801
Electrical Equipment - 0.5%
Acuity Brands, Inc.	144,494	36,802,622
Allient, Inc.	900	19,116
American Superconductor Corp. (a)	400	8,088
AMETEK, Inc.	625,555	107,001,183
Atkore, Inc.	122,685	11,450,191
Babcock & Wilcox Enterprises, Inc. (a)	26,496	31,265
Eaton Corp. PLC	44,400	13,627,692
Emerson Electric Co.	213,968	22,550,088
EnerSys	48,857	4,950,680
GE Vernova LLC	316,334	63,583,134
Generac Holdings, Inc. (a)	34,118	5,340,491
Hubbell, Inc.	61,000	24,395,120
Nextracker, Inc. Class A (a)	51,700	2,102,639
nVent Electric PLC	127,256	8,648,318
Powell Industries, Inc.	12,674	2,122,135
Regal Rexnord Corp.	64,930	10,895,903
Rockwell Automation, Inc.	130,329	35,453,398
Sensata Technologies PLC	270,969	10,445,855
Vertiv Holdings Co.	311,464	25,860,856
Vicor Corp. (a)	3,746	144,221
		385,432,995
Ground Transportation - 1.2%
ArcBest Corp.	102,243	10,868,431
Canadian National Railway Co.	132,900	15,658,278
Covenant Transport Group, Inc. Class A	3,654	192,456
CSX Corp.	8,815,807	302,117,706
Heartland Express, Inc.	700	8,666
J.B. Hunt Transport Services, Inc.	26,603	4,607,640
Knight-Swift Transportation Holdings, Inc.	281,817	14,761,574
Landstar System, Inc.	51,604	9,420,826
Lyft, Inc. (a)	148,752	1,735,936
Marten Transport Ltd.	3,900	68,055
Norfolk Southern Corp.	345,219	88,431,299
Old Dominion Freight Lines, Inc.	320,534	61,798,955
RXO, Inc. (a)	3,700	105,302
Ryder System, Inc.	73,152	10,624,596
Saia, Inc. (a)	69,843	26,249,095
U-Haul Holding Co. (a)	5,500	390,610
U-Haul Holding Co. Class N	64,500	4,408,575
Uber Technologies, Inc. (a)	3,499,938	255,950,466
Union Pacific Corp.	389,666	99,789,566
XPO, Inc. (a)	21,775	2,495,851
		909,683,883
Industrial Conglomerates - 0.4%
3M Co.	410,989	55,356,108
Honeywell International, Inc.	1,412,995	293,775,790
		349,131,898
Machinery - 1.7%
AGCO Corp.	193,500	17,616,240
Albany International Corp. Class A	1,000	94,160
Allison Transmission Holdings, Inc.	379,545	35,202,799
Atmus Filtration Technologies, Inc.	7,700	276,045
Blue Bird Corp. (a)	14,899	762,531
Caterpillar, Inc.	407,149	144,985,759
Chart Industries, Inc. (a)(e)	140,111	17,149,586
CNH Industrial NV Class A	1,031,899	10,669,836
Columbus McKinnon Corp. (NY Shares)	300	10,263
Commercial Vehicle Group, Inc. (a)	4,258	15,457
Crane Co.	70,138	11,108,456
Cummins, Inc.	291,165	91,090,970
Deere & Co.	227,896	87,908,603
Donaldson Co., Inc.	225,695	16,414,797
Dover Corp.	210,500	39,159,315
Energy Recovery, Inc. (a)	3,700	60,088
Enerpac Tool Group Corp. Class A	16,382	675,594
ESAB Corp.	91,677	9,623,335
Flowserve Corp.	296,167	14,772,810
Fortive Corp.	208,683	15,526,015
Gates Industrial Corp. PLC (a)	551,730	10,019,417
Graco, Inc.	339,047	28,259,567
Helios Technologies, Inc.	58,167	2,570,400
Hyliion Holdings Corp. Class A (a)	10,220	19,111
Hyster-Yale Materials Handling, Inc. Class A	500	31,480
IDEX Corp.	157,378	32,495,409
Illinois Tool Works, Inc.	198,499	50,255,977
Ingersoll Rand, Inc.	1,615,810	147,765,825
ITT, Inc.	123,318	17,168,332
John Bean Technologies Corp.	86,584	7,778,707
Kadant, Inc.	16,246	5,217,078
Kennametal, Inc.	57,724	1,493,320
Lincoln Electric Holdings, Inc.	82,096	15,894,607
Luxfer Holdings PLC sponsored	5,726	64,246
Manitowoc Co., Inc. (a)	46,555	469,740
Middleby Corp. (a)	164,948	23,194,988
Mueller Industries, Inc.	266,688	19,390,884
Nordson Corp.	29,000	7,440,240
Oshkosh Corp.	251,851	27,177,241
Otis Worldwide Corp.	1,051,806	99,595,510
PACCAR, Inc.	372,440	35,821,279
Parker Hannifin Corp.	155,649	93,420,530
Pentair PLC	173,670	15,402,792
Proto Labs, Inc. (a)	3,754	114,797
RBC Bearings, Inc. (a)	45,039	13,414,866
REV Group, Inc.	55,649	1,771,864
Shyft Group, Inc. (The)	42,411	601,812
Snap-On, Inc.	169,213	48,012,497
Standex International Corp.	16,514	2,950,226
Stanley Black & Decker, Inc.	523,733	53,609,310
Taylor Devices, Inc. (a)(e)	200	11,444
Tennant Co.	1,022	99,819
Timken Co.	94,331	7,973,799
Titan International, Inc. (a)	392	3,265
Toro Co.	88,598	8,204,175
Trinity Industries, Inc.	9,192	303,428
Wabash National Corp.	74,194	1,443,815
Watts Water Technologies, Inc. Class A	38,033	7,481,091
Westinghouse Air Brake Tech Co.	11,364	1,926,993
Xylem, Inc.	27,350	3,761,446
		1,305,753,986
Marine Transportation - 0.0%
Kirby Corp. (a)	44,383	5,322,409
Navios Maritime Partners LP	57,535	3,084,451
		8,406,860
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	257,472	9,297,314
American Airlines Group, Inc. (a)	173,034	1,837,621
Delta Air Lines, Inc.	1,107,863	47,073,099
Hawaiian Holdings, Inc. (a)	4,709	81,560
JetBlue Airways Corp. (a)	168,473	855,843
SkyWest, Inc. (a)	21,008	1,628,960
United Airlines Holdings, Inc. (a)	469,773	20,688,803
		81,463,200
Professional Services - 0.5%
Alight, Inc. Class A (a)	1,183,144	8,826,254
Automatic Data Processing, Inc.	53,416	14,738,009
Barrett Business Services, Inc.	35,066	1,280,260
Booz Allen Hamilton Holding Corp. Class A	106,646	16,933,252
Broadridge Financial Solutions, Inc.	73,776	15,703,959
CACI International, Inc. (a)	85,993	41,974,903
Clarivate PLC (a)	788,391	5,408,362
CSG Systems International, Inc.	144,500	7,011,140
Dayforce, Inc. (a)(e)	200,848	11,482,480
Dun & Bradstreet Holdings, Inc.	1,076,117	12,913,404
Equifax, Inc.	52,484	16,119,411
ExlService Holdings, Inc. (a)	582,055	21,268,290
Exponent, Inc.	72,694	7,870,579
Forrester Research, Inc. (a)	145,862	2,797,633
Franklin Covey Co. (a)	16,386	659,700
FTI Consulting, Inc. (a)	24,378	5,565,741
Genpact Ltd.	212,552	8,338,415
Insperity, Inc.	24,168	2,271,550
KBR, Inc.	42,700	2,961,672
Kforce, Inc. (e)	25,500	1,672,545
LegalZoom.com, Inc. (a)	71,500	481,910
Leidos Holdings, Inc.	148,293	23,505,923
ManpowerGroup, Inc.	103,147	7,624,626
Maximus, Inc.	89,704	8,276,091
Parsons Corp. (a)	75,624	7,219,067
Paychex, Inc.	1,200	157,440
Paycom Software, Inc.	70,769	11,519,778
Paylocity Holding Corp. (a)	133,173	21,494,122
Planet Labs PBC Class A (a)	2,646	7,118
Robert Half, Inc.	325,101	20,374,080
Science Applications International Corp.	101,458	13,249,400
SS&C Technologies Holdings, Inc.	79,863	5,996,913
TransUnion	182,331	17,651,464
TriNet Group, Inc.	4,496	462,324
TrueBlue, Inc. (a)	30,366	242,017
Ttec Holdings, Inc.	8,300	42,413
Verisk Analytics, Inc.	82,300	22,453,086
Verra Mobility Corp. Class A (a)	337,225	9,310,782
WNS Holdings Ltd. (e)	131,436	7,781,011
		383,647,124
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	56,819	5,535,307
Applied Industrial Technologies, Inc.	78,658	16,134,329
Beacon Roofing Supply, Inc. (a)	24,912	2,257,027
BlueLinx Corp. (a)	7,342	738,899
Boise Cascade Co.	29,490	3,999,434
Core & Main, Inc. Class A (a)	148,972	7,155,125
Custom Truck One Source, Inc. Class A (a)	456,967	1,873,565
DNOW, Inc. (a)	156,640	2,039,453
Global Industrial Co.	1,400	46,900
GMS, Inc. (a)	66,800	5,797,572
Herc Holdings, Inc.	68,906	10,085,771
Hudson Technologies, Inc. (a)	319,520	2,626,454
McGrath RentCorp.	27,013	2,921,456
MSC Industrial Direct Co., Inc. Class A	92,404	7,599,305
SiteOne Landscape Supply, Inc. (a)(e)	178,685	25,348,254
Titan Machinery, Inc. (a)	300	4,533
United Rentals, Inc.	40,226	29,817,925
W.W. Grainger, Inc.	20,052	19,749,616
Watsco, Inc. (e)	41,914	19,926,754
WESCO International, Inc.	93,177	15,409,612
		179,067,291
TOTAL INDUSTRIALS		6,329,630,166
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)(e)	156,872	1,780,497
Arista Networks, Inc. (a)	148,584	52,506,614
Calix, Inc. (a)	223,160	8,310,478
Cisco Systems, Inc.	2,594,797	131,141,040
CommScope Holding Co., Inc. (a)	58,400	225,424
Extreme Networks, Inc. (a)	864,339	13,613,339
F5, Inc. (a)	81,710	16,599,387
Juniper Networks, Inc.	442,780	17,215,286
KVH Industries, Inc. (a)	1,756	7,797
Lumentum Holdings, Inc. (a)	125,918	7,254,136
Motorola Solutions, Inc.	121,261	53,602,212
NETGEAR, Inc. (a)	70,512	1,144,410
NetScout Systems, Inc. (a)	114,067	2,450,159
ViaSat, Inc. (a)	16,829	264,215
Viavi Solutions, Inc. (a)	7,330	63,111
		306,178,105
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	654,208	44,126,330
Arrow Electronics, Inc. (a)	124,100	16,763,428
Avnet, Inc.	342,353	18,891,039
Badger Meter, Inc.	44,194	9,145,506
Bel Fuse, Inc. Class B (non-vtg.)	14,331	972,072
Belden, Inc.	74,700	8,013,816
Benchmark Electronics, Inc.	1,787	75,965
CDW Corp.	3,384	763,566
Celestica, Inc. (a)	317,265	16,155,134
Cognex Corp.	713,963	28,829,826
Crane NXT Co.	69,235	4,067,556
CTS Corp.	42,331	2,084,802
Daktronics, Inc. (a)	11,927	172,345
ePlus, Inc. (a)	60,053	5,762,686
Fabrinet (a)	60,607	14,766,896
FARO Technologies, Inc. (a)	5,772	103,896
Flex Ltd. (a)	1,505,205	48,904,110
Hon Hai Precision Industry Co. Ltd. (Foxconn)	664,000	3,830,224
Identiv, Inc. (a)	666,314	2,232,152
Insight Enterprises, Inc. (a)	8,327	1,807,542
IPG Photonics Corp. (a)	42,394	2,898,478
Jabil, Inc.	73,731	8,057,324
Keysight Technologies, Inc. (a)	233,100	35,925,372
Kimball Electronics, Inc. (a)	800	14,760
Methode Electronics, Inc.	45,700	476,194
Napco Security Technologies, Inc.	48,581	2,253,187
Novanta, Inc. (a)	16,967	3,109,712
Ouster, Inc. Class A (a)	24,900	176,541
PC Connection, Inc.	18,473	1,350,007
Plexus Corp. (a)	2,270	290,810
Sanmina Corp. (a)	146,064	10,133,920
TD SYNNEX Corp.	277,327	33,673,044
TE Connectivity Ltd.	373,955	57,439,488
Teledyne Technologies, Inc. (a)	65,586	28,385,621
Trimble, Inc. (a)	214,857	12,180,243
TTM Technologies, Inc. (a)	705,980	13,731,311
Vishay Intertechnology, Inc.	76,956	1,550,663
Vishay Precision Group, Inc. (a)	16,879	466,029
Vontier Corp.	238,823	8,365,970
Zebra Technologies Corp. Class A (a)	122,265	42,227,886
		490,175,451
IT Services - 0.7%
Accenture PLC Class A	397,139	135,801,681
Akamai Technologies, Inc. (a)	56,052	5,708,336
Amdocs Ltd.	290,013	25,222,431
Applied Digital Corp. (a)(e)	410,592	1,498,661
ASGN, Inc. (a)	67,797	6,519,360
Brightcove, Inc. (a)	9,370	20,895
Capgemini SA	28,500	5,904,164
Cognizant Technology Solutions Corp. Class A	837,690	65,147,151
Core Scientific, Inc.	231,526	2,389,348
Couchbase, Inc. (a)	376,233	7,381,691
DXC Technology Co. (a)	184,632	3,816,343
EPAM Systems, Inc. (a)	43,606	8,754,341
Gartner, Inc. (a)	64,623	31,791,931
GDS Holdings Ltd. ADR (a)	329,820	5,616,835
Globant SA (a)	70,828	14,324,255
GoDaddy, Inc. Class A (a)	78,262	13,101,841
Hackett Group, Inc.	35,547	941,996
IBM Corp.	598,048	120,883,442
Kyndryl Holdings, Inc. (a)	114,057	2,702,010
MongoDB, Inc. Class A (a)	115,750	33,658,943
Okta, Inc. Class A (a)	200	15,746
Shopify, Inc. Class A (a)	561,280	41,574,010
Snowflake, Inc. Class A (a)	5,400	616,842
Squarespace, Inc. Class A (a)	653,406	29,716,905
Twilio, Inc. Class A (a)	108,300	6,796,908
Unisys Corp. (a)	15,291	84,559
VeriSign, Inc. (a)	33,020	6,072,378
		576,063,003
Semiconductors & Semiconductor Equipment - 7.4%
ACM Research, Inc. Class A, (a)	421,458	7,603,102
Advanced Micro Devices, Inc. (a)	1,388,409	206,262,041
Alchip Technologies Ltd.	26,000	2,162,654
Ambarella, Inc. (a)	103,825	6,198,353
Amkor Technology, Inc.	417,416	13,732,986
Analog Devices, Inc.	258,403	60,683,361
Applied Materials, Inc.	540,010	106,522,373
ASML Holding NV (Netherlands)	19,700	17,766,131
Astera Labs, Inc.	5,600	241,136
Axcelis Technologies, Inc. (a)	48,928	5,349,298
Broadcom, Inc.	2,654,627	432,226,368
Cirrus Logic, Inc. (a)	147,752	21,525,989
Credo Technology Group Holding Ltd. (a)	23,387	816,440
Diodes, Inc. (a)	69,039	4,811,328
Entegris, Inc.	323,553	37,490,086
Everspin Technologies, Inc. (a)	21,304	118,663
First Solar, Inc. (a)	22,523	5,121,055
FormFactor, Inc. (a)	222,294	10,841,278
Impinj, Inc. (a)	776	130,446
indie Semiconductor, Inc. (a)	923,126	3,830,973
Intel Corp.	544,072	11,991,347
KLA Corp.	163,973	134,364,395
Kulicke & Soffa Industries, Inc.	4,959	217,254
Lam Research Corp.	94,690	77,741,437
Lattice Semiconductor Corp. (a)	328,386	15,552,361
MACOM Technology Solutions Holdings, Inc. (a)	126,865	13,857,464
Marvell Technology, Inc.	159,600	12,167,904
Maxeon Solar Technologies Ltd. (a)(e)	23,234	2,512
MaxLinear, Inc. Class A (a)	45,108	684,739
Microchip Technology, Inc.	1,064,586	87,466,386
Micron Technology, Inc.	1,633,074	157,167,042
Monolithic Power Systems, Inc.	33,350	31,171,578
NVE Corp.	6,931	580,471
NVIDIA Corp.	27,382,035	3,268,593,518
NXP Semiconductors NV	697,528	178,818,278
ON Semiconductor Corp. (a)	401,100	31,233,657
Onto Innovation, Inc. (a)	15,663	3,339,665
PDF Solutions, Inc. (a)	3,000	94,650
Photronics, Inc. (a)	106,524	2,754,711
Power Integrations, Inc. (e)	198,191	13,298,616
Qorvo, Inc. (a)	60,275	6,985,270
Qualcomm, Inc.	1,189,789	208,570,012
Rambus, Inc. (a)	3,800	169,936
Renesas Electronics Corp.	299,400	5,212,398
Semtech Corp. (a)	26,946	1,180,774
Silicon Laboratories, Inc. (a)	70,878	8,389,829
Skyworks Solutions, Inc.	229,720	25,175,015
SolarEdge Technologies, Inc. (a)	108,364	2,636,496
Synaptics, Inc. (a)	145,798	11,870,873
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	751,556	129,042,165
Texas Instruments, Inc.	1,562,685	334,945,903
Ultra Clean Holdings, Inc. (a)	100	3,770
Universal Display Corp.	2,959	573,217
Veeco Instruments, Inc. (a)	4,769	169,252
Wolfspeed, Inc. (a)	7,100	69,225
		5,719,526,181
Software - 7.8%
8x8, Inc. (a)	54,065	101,642
A10 Networks, Inc.	500	6,885
ACI Worldwide, Inc. (a)	362,003	18,230,471
Adobe, Inc. (a)	627,548	360,469,847
Agilysys, Inc. (a)	58,138	6,575,408
Alarm.com Holdings, Inc. (a)	41,047	2,443,938
American Software, Inc. Class A	40,137	461,977
ANSYS, Inc. (a)	34,495	11,087,383
AppFolio, Inc. Class A, (a)	2,025	469,780
AppLovin Corp. Class A, (a)	3,107	288,547
Atlassian Corp. PLC Class A, (a)	62,780	10,396,368
Aurora Innovation, Inc. Class A, (a)(e)	38,600	180,262
Autodesk, Inc. (a)	347,537	89,803,561
AvePoint, Inc. (a)	1,700	19,635
Bit Digital, Inc. (a)	49,817	160,411
Box, Inc. Class A (a)	30,327	988,660
C3.ai, Inc. (a)	12,490	291,517
Cadence Design Systems, Inc. (a)	245,800	66,102,994
CCC Intelligent Solutions Holdings, Inc. (a)(c)	35,655	384,361
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,021,747	11,014,433
Cellebrite DI Ltd. (a)	651,626	11,116,740
Clear Secure, Inc.	151,153	4,593,540
Clearwater Analytics Holdings, Inc. Class A (a)	358,088	8,873,421
CommVault Systems, Inc. (a)	137,101	21,305,495
Confluent, Inc. Class A (a)	473,085	10,038,864
Consensus Cloud Solutions, Inc. (a)	21,800	525,162
Constellation Software, Inc.	2,538	8,248,500
CoreCard Corp. (a)	106	1,541
Crowdstrike Holdings, Inc. Class A (a)	124,027	34,390,207
CyberArk Software Ltd. (a)	71,094	20,385,494
Descartes Systems Group, Inc. (a)	267,460	26,984,039
Digital Turbine, Inc. (a)	30,400	97,888
DocuSign, Inc. (a)	76,400	4,523,644
Dolby Laboratories, Inc. Class A	92,517	6,602,013
Domo, Inc. Class B (a)	16,190	120,939
DoubleVerify Holdings, Inc. (a)	5,800	114,260
Dropbox, Inc. Class A (a)	97,821	2,459,220
Dynatrace, Inc. (a)	428,067	21,668,752
Elastic NV (a)	74,615	5,684,917
Envestnet, Inc. (a)	100	6,275
Expensify, Inc. (a)	24,300	56,376
Fair Isaac Corp. (a)	13,679	23,668,363
Five9, Inc. (a)	124,710	4,021,898
Fortinet, Inc. (a)	1,052,939	80,770,951
Gen Digital, Inc.	2,098,183	55,517,922
GitLab, Inc. Class A (a)	160,099	7,588,693
Guidewire Software, Inc. (a)	17,972	2,673,694
HashiCorp, Inc. Class A (a)	12,715	431,547
HubSpot, Inc. (a)	40,028	19,976,774
Informatica, Inc. Class A (a)	72,514	1,806,324
Intapp, Inc. (a)	4,396	203,095
Intuit, Inc.	389,320	245,372,823
JFrog Ltd. (a)	24,235	672,764
Liveramp Holdings, Inc. (a)	59,998	1,555,148
Manhattan Associates, Inc. (a)	196,164	51,871,647
Microsoft Corp.	8,722,488	3,638,498,612
Mitek Systems, Inc. (a)	363,233	3,385,332
N-able, Inc. (a)	6,000	77,160
NCR Voyix Corp. (a)	504,258	6,802,440
NICE Ltd. sponsored ADR (a)	49,145	8,538,452
Nutanix, Inc. Class A (a)	97,884	6,185,290
Ooma, Inc. (a)	22,185	230,724
Opera Ltd. ADR	709,501	10,564,470
Oracle Corp.	1,671,024	236,098,981
Pagaya Technologies Ltd. Class A (a)	73,838	1,112,000
Palantir Technologies, Inc. Class A (a)	497,738	15,668,792
Palo Alto Networks, Inc. (a)	114,931	41,687,772
Pegasystems, Inc.	57,543	4,078,648
Procore Technologies, Inc. (a)	161,100	9,548,397
Qualys, Inc. (a)	52,835	6,613,357
Rapid7, Inc. (a)	100	3,781
Rimini Street, Inc. (a)	22,134	38,956
RingCentral, Inc. Class A (a)	39,911	1,330,234
Roper Technologies, Inc.	159,420	88,384,042
Salesforce, Inc.	1,432,082	362,173,538
Sapiens International Corp. NV	1,281	46,616
Semrush Holdings, Inc. Class A (a)	5,584	76,724
SentinelOne, Inc. Class A (a)	24,583	579,175
ServiceNow, Inc. (a)	170,730	145,974,150
Smartsheet, Inc. Class A (a)	58,798	2,869,342
SoundThinking, Inc. (a)	3,903	55,032
Synopsys, Inc. (a)	136,911	71,136,217
Tenable Holdings, Inc. (a)	61,000	2,518,080
Teradata Corp. (a)	57,162	1,614,255
Tyler Technologies, Inc. (a)	40,619	23,878,692
UiPath, Inc. Class A (a)	281,900	3,630,872
Upland Software, Inc. (a)	22,178	49,013
Varonis Systems, Inc. (a)	49,754	2,816,076
Verint Systems, Inc. (a)	19,736	622,671
Viant Technology, Inc. (a)	1,000	11,130
Weave Communications, Inc. (a)	23,700	267,336
Workday, Inc. Class A (a)	109,691	28,869,574
Workiva, Inc. Class A (a)	23,712	1,853,567
Xperi, Inc. (a)	32,423	285,971
Yext, Inc. (a)	157,800	803,202
Zeta Global Holdings Corp. (a)	828,184	21,872,339
Zoom Video Communications, Inc. Class A (a)	10,100	697,708
Zuora, Inc. (a)	8,555	75,198
		6,015,030,928
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	14,765,339	3,381,262,631
CompoSecure, Inc.	800	9,384
Corsair Gaming, Inc. (a)	300	2,091
Dell Technologies, Inc. Class C	220,700	25,499,678
Diebold Nixdorf, Inc.	221,972	9,948,785
Hewlett Packard Enterprise Co.	1,763,362	34,156,322
HP, Inc.	1,029,300	37,240,074
NetApp, Inc.	114,505	13,823,044
Pure Storage, Inc. Class A (a)	213,979	10,974,983
Seagate Technology Holdings PLC	676,267	67,322,380
Super Micro Computer, Inc. (a)	12,639	5,532,090
Western Digital Corp. (a)	1,512,006	99,172,474
Wiwynn Corp.	45,000	2,682,883
Xerox Holdings Corp.	386,650	4,380,745
		3,692,007,564
TOTAL INFORMATION TECHNOLOGY		16,798,981,232
MATERIALS - 1.9%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	18,419	5,136,138
Alto Ingredients, Inc. (a)	39,000	53,820
American Vanguard Corp.	25,912	148,735
Arcadium Lithium PLC	304,188	824,349
Avient Corp.	393,335	19,324,549
Axalta Coating Systems Ltd. (a)	63,920	2,333,080
Balchem Corp.	52,900	9,364,887
Cabot Corp.	113,309	11,909,909
Celanese Corp.	99,290	12,967,274
CF Industries Holdings, Inc.	496,157	41,225,685
Corteva, Inc.	209,967	12,031,109
Dow, Inc.	1,176,239	63,022,886
DuPont de Nemours, Inc.	9,400	791,950
Eastman Chemical Co.	113,814	11,651,139
Ecolab, Inc.	184,032	46,593,222
Element Solutions, Inc.	423,225	11,317,037
FMC Corp.	126,977	8,200,175
Hawkins, Inc.	26,017	3,295,573
Huntsman Corp.	374,481	8,257,306
Ingevity Corp. (a)	180,273	7,126,192
Innospec, Inc.	33,691	3,883,225
International Flavors & Fragrances, Inc.	54,113	5,627,211
Intrepid Potash, Inc. (a)	11,500	283,820
Koppers Holdings, Inc.	1,950	77,181
Linde PLC	714,374	341,649,366
LSB Industries, Inc. (a)	80,849	641,133
LyondellBasell Industries NV Class A	359,391	35,471,892
Mativ, Inc.	5,100	96,696
Minerals Technologies, Inc.	72,724	5,607,020
NewMarket Corp.	9,582	5,497,864
Olin Corp.	2,167	94,633
PPG Industries, Inc.	423,153	54,895,639
Quaker Chemical Corp.	2,475	418,943
Rayonier Advanced Materials, Inc. (a)	22,683	181,010
RPM International, Inc.	309,434	35,971,703
Sherwin-Williams Co.	328,588	121,370,550
The Chemours Co. LLC	322,177	6,263,121
The Mosaic Co.	730,545	20,871,671
Tronox Holdings PLC	117,300	1,633,989
Valhi, Inc.	72	2,103
		916,113,785
Construction Materials - 0.2%
Eagle Materials, Inc.	139,811	36,036,285
Martin Marietta Materials, Inc.	114,616	61,223,283
Summit Materials, Inc. Class A (a)	314,904	12,753,612
United States Lime & Minerals, Inc.	14,665	1,198,570
Vulcan Materials Co.	137,055	33,607,257
		144,819,007
Containers & Packaging - 0.2%
Amcor PLC	473,200	5,413,408
Aptargroup, Inc.	177,445	27,182,800
Avery Dennison Corp.	46,313	10,274,539
Ball Corp.	346,517	22,111,250
Berry Global Group, Inc.	576,110	39,670,935
Crown Holdings, Inc.	162,956	14,732,852
Graphic Packaging Holding Co.	388,500	11,627,805
International Paper Co.	324,850	15,729,237
O-I Glass, Inc. (a)	223,200	2,832,408
Packaging Corp. of America	158,851	33,285,639
Pactiv Evergreen, Inc.	470	5,546
Sealed Air Corp.	1,900	66,405
Smurfit Westrock PLC	7,100	336,682
Sonoco Products Co.	41,555	2,350,766
TriMas Corp.	119,463	3,047,501
		188,667,773
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd. (United States)	158,856	12,941,998
Alcoa Corp.	127,616	4,096,474
AngloGold Ashanti PLC	42,759	1,268,660
ATI, Inc. (a)	18,000	1,149,840
Carpenter Technology Corp.	609	88,165
Century Aluminum Co. (a)	28,831	414,013
Cleveland-Cliffs, Inc. (a)	339,380	4,432,303
Coeur d'Alene Mines Corp. (a)	11,083	68,050
Commercial Metals Co.	13,100	702,029
Compass Minerals International, Inc.	200	1,766
First Quantum Minerals Ltd.	133,650	1,682,960
Franco-Nevada Corp.	65,795	8,036,859
Freeport-McMoRan, Inc.	1,063,955	47,111,927
Gatos Silver, Inc. (a)	1,400	17,612
Ivanhoe Mines Ltd. (a)	113,052	1,507,472
Kaiser Aluminum Corp.	4,202	313,259
Materion Corp.	8,294	962,436
Metallus, Inc. (a)	2,998	48,747
Nucor Corp.	241,623	36,704,950
Olympic Steel, Inc.	2,891	115,929
Piedmont Lithium, Inc. (a)(e)	7,442	61,322
Radius Recycling, Inc. Class A	12,308	186,343
Reliance, Inc.	19,900	5,704,335
Royal Gold, Inc.	7,945	1,113,651
Ryerson Holding Corp.	14,724	294,774
Southern Copper Corp. (e)	16,089	1,636,573
SSR Mining, Inc.	6,929	35,962
Steel Dynamics, Inc.	389,761	46,580,337
SunCoke Energy, Inc.	9,900	88,704
United States Steel Corp.	92,155	3,493,596
Universal Stainless & Alloy Products, Inc. (a)	60,555	2,550,577
Warrior Metropolitan Coal, Inc.	80,050	4,907,866
Wheaton Precious Metals Corp.	32,200	1,990,282
		190,309,771
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	653	21,725
Glatfelter Corp. (a)	14,310	23,039
Louisiana-Pacific Corp.	108,218	10,502,557
Mercer International, Inc. (SBI)	400	2,400
Sylvamo Corp.	150,570	11,908,581
West Fraser Timber Co. Ltd.	216,679	19,180,425
		41,638,727
TOTAL MATERIALS		1,481,549,063
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Agree Realty Corp.	180,369	13,168,741
Alexander & Baldwin, Inc.	3,198	63,288
Alexanders, Inc.	3,076	704,896
Alexandria Real Estate Equities, Inc.	600	71,742
American Assets Trust, Inc.	7,018	191,241
American Homes 4 Rent Class A	202,000	8,033,540
American Tower Corp.	566,445	126,917,667
Americold Realty Trust	452,144	13,112,176
Apartment Investment & Management Co. Class A (a)	13,404	124,657
AvalonBay Communities, Inc.	68,832	15,537,447
Brandywine Realty Trust (SBI)	787,114	4,116,606
Brixmor Property Group, Inc.	118,051	3,233,417
Broadstone Net Lease, Inc.	269,993	4,940,872
BXP, Inc.	2,400	180,528
Camden Property Trust (SBI)	145,730	18,245,396
CareTrust (REIT), Inc.	49,420	1,476,670
Centerspace	1,748	130,750
Chatham Lodging Trust	11,148	95,427
City Office REIT, Inc.	13,200	77,616
Community Healthcare Trust, Inc.	1,200	22,476
COPT Defense Properties (SBI)	38,966	1,160,797
Cousins Properties, Inc.	46,741	1,332,586
Crown Castle, Inc.	117,496	13,161,902
CTO Realty Growth, Inc.	113,916	2,166,682
CubeSmart	339,500	17,596,285
Digital Realty Trust, Inc.	599,048	90,821,667
Douglas Emmett, Inc.	1,600	25,600
EastGroup Properties, Inc.	57,868	10,786,595
EPR Properties	1,527	72,487
Equinix, Inc.	78,321	65,347,910
Equity Commonwealth (a)	133,269	2,701,363
Equity Lifestyle Properties, Inc.	165,902	12,062,734
Equity Residential (SBI)	39,699	2,972,661
Essex Property Trust, Inc.	84,104	25,381,746
Extra Space Storage, Inc.	22,969	4,065,513
Federal Realty Investment Trust (SBI)	8,300	954,500
First Industrial Realty Trust, Inc.	200,058	11,349,290
Franklin Street Properties Corp.	39,619	72,107
Gaming & Leisure Properties	63,489	3,302,698
Gladstone Commercial Corp.	12,002	183,511
Healthcare Realty Trust, Inc.	592,411	10,544,916
Healthpeak Properties, Inc.	5,900	131,452
Host Hotels & Resorts, Inc.	2,129,138	37,685,743
Hudson Pacific Properties, Inc.	10,200	52,530
Independence Realty Trust, Inc.	531,595	11,046,544
Industrial Logistics Properties Trust	42,700	211,365
InvenTrust Properties Corp.	16,128	478,679
Invitation Homes, Inc.	131,900	4,859,196
Iron Mountain, Inc.	342	38,735
JBG SMITH Properties	900	15,660
Kilroy Realty Corp.	138,016	5,005,840
Kimco Realty Corp.	627,473	14,595,022
Kite Realty Group Trust	204,316	5,328,561
Lamar Advertising Co. Class A	212,503	26,728,627
LTC Properties, Inc.	1,800	66,114
LXP Industrial Trust (REIT)	11,797	122,217
Mid-America Apartment Communities, Inc.	21,014	3,412,043
NexPoint Residential Trust, Inc.	34,022	1,609,241
NNN (REIT), Inc.	2,142	100,653
Office Properties Income Trust	73,518	161,740
Omega Healthcare Investors, Inc.	237,200	9,378,888
Orion Office (REIT), Inc.	27,600	113,160
Paramount Group, Inc.	591,188	2,985,499
Park Hotels & Resorts, Inc.	428,396	6,545,891
Pebblebrook Hotel Trust	10,083	134,104
Phillips Edison & Co., Inc.	10,386	383,867
Piedmont Office Realty Trust, Inc. Class A	804,092	7,847,938
Plymouth Industrial REIT, Inc.	5,991	143,425
Prologis, Inc.	1,172,386	149,854,379
Public Storage Operating Co.	85,643	29,437,212
Regency Centers Corp.	115,186	8,372,870
Retail Opportunity Investments Corp.	1,800	27,522
Rexford Industrial Realty, Inc.	705,951	35,947,025
RLJ Lodging Trust	9,871	93,775
Ryman Hospitality Properties, Inc.	175,465	18,241,341
Sabra Health Care REIT, Inc.	13,000	221,520
Saul Centers, Inc.	2,500	102,050
SBA Communications Corp. Class A	30,526	6,919,023
Service Properties Trust	340,500	1,596,945
Simon Property Group, Inc.	358,413	59,980,416
SITE Centers Corp.	31,500	1,901,025
STAG Industrial, Inc.	246,718	10,011,816
Summit Hotel Properties, Inc.	13,412	91,067
Sun Communities, Inc.	154,313	20,869,290
Tanger, Inc.	10,488	319,255
Terreno Realty Corp.	35,800	2,471,632
The Macerich Co.	2,400	38,328
Ventas, Inc.	1,416,266	87,964,281
Veris Residential, Inc.	25,600	449,024
VICI Properties, Inc.	54,900	1,838,052
Vornado Realty Trust	18,700	642,719
Welltower, Inc.	565,203	68,208,698
Weyerhaeuser Co.	153,832	4,690,338
Xenia Hotels & Resorts, Inc.	300	4,272
		1,135,985,312
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	211,145	1,032,499
CBRE Group, Inc. (a)	128,063	14,745,174
Compass, Inc. Class A (a)	367,102	1,883,233
CoStar Group, Inc. (a)	521,982	40,349,209
Digitalbridge Group, Inc. Class A	39,400	492,106
Douglas Elliman, Inc. (a)	1,205,665	2,146,084
Forestar Group, Inc. (a)	13,944	431,427
Jones Lang LaSalle, Inc. (a)	58,088	14,825,800
Newmark Group, Inc. Class A	600	8,298
Opendoor Technologies, Inc. Class A (a)	152,941	328,823
RE/MAX Holdings, Inc. Class A	21,110	238,965
Real Matters, Inc. (a)	434,953	2,469,032
Seritage Growth Properties Class A (a)	31,500	146,475
The Real Brokerage, Inc. (a)	14,485	90,242
The RMR Group, Inc. Class A	19,932	508,067
The St. Joe Co.	13,374	794,014
Zillow Group, Inc. Class A (a)	4,504	240,649
		80,730,097
TOTAL REAL ESTATE		1,216,715,409
UTILITIES - 2.0%
Electric Utilities - 1.4%
Allete, Inc.	6,177	392,548
American Electric Power Co., Inc.	47,600	4,773,328
Constellation Energy Corp.	479,292	94,276,736
Duke Energy Corp.	579,180	65,997,561
Edison International	271,700	23,646,051
Entergy Corp.	82,905	10,005,804
Evergy, Inc.	191,227	11,309,165
Eversource Energy	68,800	4,646,064
Exelon Corp.	368,000	14,017,120
FirstEnergy Corp.	413,731	18,171,066
Genie Energy Ltd. Class B	312	5,223
IDACORP, Inc.	204,662	20,857,104
MGE Energy, Inc.	1,700	147,399
NextEra Energy, Inc.	3,552,445	286,007,347
NRG Energy, Inc.	519,857	44,193,044
OGE Energy Corp.	68,758	2,720,066
PG&E Corp.	8,091,942	159,411,257
Pinnacle West Capital Corp.	43,830	3,836,002
Portland General Electric Co.	226,548	10,899,224
PPL Corp.	3,138,090	100,136,452
Southern Co.	1,472,407	127,215,965
TXNM Energy, Inc.	300,767	12,325,432
Xcel Energy, Inc.	649,600	39,775,008
		1,054,764,966
Gas Utilities - 0.1%
Atmos Energy Corp.	349,962	45,754,032
Brookfield Infrastructure Corp. A Shares	6,080	247,456
National Fuel Gas Co.	1,965	117,428
New Jersey Resources Corp.	70,244	3,253,000
ONE Gas, Inc.	8,365	576,683
Southwest Gas Holdings, Inc.	163,903	11,919,026
UGI Corp.	346,924	8,641,877
		70,509,502
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class C	6,007	173,963
Montauk Renewables, Inc. (a)	19,400	90,986
Talen Energy Corp. (a)	253,633	37,946,033
The AES Corp.	179,900	3,081,687
Vistra Corp.	612,341	52,312,292
		93,604,961
Multi-Utilities - 0.4%
Ameren Corp.	427,014	35,232,925
Avista Corp.	11,192	432,459
Black Hills Corp.	3,523	208,280
CenterPoint Energy, Inc.	373,900	10,207,470
CMS Energy Corp.	36,900	2,504,034
Consolidated Edison, Inc.	282,900	28,731,324
Dominion Energy, Inc.	1,518,701	84,895,386
DTE Energy Co.	196,713	24,593,059
NiSource, Inc.	775,100	25,624,806
NorthWestern Energy Corp.	209,182	11,377,409
Public Service Enterprise Group, Inc.	253,567	20,475,535
Sempra	691,835	56,855,000
WEC Energy Group, Inc.	54,947	5,111,719
		306,249,406
Water Utilities - 0.0%
American States Water Co.	2,100	170,982
Consolidated Water Co., Inc.	18,983	526,968
SJW Group	11,497	678,208
		1,376,158
TOTAL UTILITIES		1,526,504,993
TOTAL COMMON STOCKS (Cost $30,145,114,213)		62,771,506,580

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.07% to 5.26% 9/19/24 to 11/21/24 (g) (Cost $6,555,235)	6,591,000	6,557,249

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (h) (Cost $1,054)	13	1,173

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	51,990,516	52,000,915
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	116,594,691	116,606,350
Invesco Government & Agency Portfolio Institutional Class 5.22% (k)	653,901,603	653,901,603
TOTAL MONEY MARKET FUNDS (Cost $822,508,868)		822,508,868

Equity Funds - 17.9%
	Shares	Value ($)
Large Blend Funds - 5.8%
Fidelity SAI U.S. Large Cap Index Fund (h)	59,916,934	1,412,841,303
Fidelity SAI U.S. Low Volatility Index Fund (h)	90,842,350	1,999,440,134
iShares Core S&P 500 ETF (l)	1,496,926	848,382,811
PIMCO StocksPLUS Absolute Return Fund Institutional Class	18,458,249	238,849,747
SPDR S&P 500 ETF Trust	37,200	20,968,896
TOTAL LARGE BLEND FUNDS		4,520,482,891
Large Growth Funds - 6.1%
Fidelity Blue Chip Growth Fund (h)	38,543	8,343,066
Fidelity Growth Company Fund (h)	90,824,765	3,630,265,849
Fidelity SAI U.S. Momentum Index Fund (h)	583,509	9,849,633
Fidelity SAI U.S. Quality Index Fund (h)	44,953,650	1,064,052,906
TOTAL LARGE GROWTH FUNDS		4,712,511,454
Mid-Cap Blend Funds - 1.1%
Fidelity Mid Cap Index Fund (h)	3,345,720	112,349,266
Vanguard Extended Market ETF	4,290,426	770,217,276
TOTAL MID-CAP BLEND FUNDS		882,566,542
Mid-Cap Growth Funds - 3.8%
Fidelity Extended Market Index Fund (h)	34,754,145	2,983,990,894
Sector Funds - 0.0%
Fidelity SAI Real Estate Index Fund (h)	297,901	2,356,396
Small Blend Funds - 0.3%
PIMCO StocksPLUS Small Fund Institutional Class	24,680,706	196,952,034
Small Growth Funds - 0.8%
Fidelity Advisor Small Cap Growth Fund Class Z (h)	17,294,980	584,051,484
TOTAL EQUITY FUNDS (Cost $9,807,715,761)		13,882,911,695

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	79	44,622,360	4,975	09/11/24	7,505
S&P 500 Index	Chicago Board Options Exchange	56	31,631,040	5,070	09/04/24	840
S&P 500 Index	Chicago Board Options Exchange	38	21,463,920	5,070	09/11/24	4,085
S&P 500 Index	Chicago Board Options Exchange	65	36,714,600	5,100	09/18/24	23,075
S&P 500 Index	Chicago Board Options Exchange	62	35,020,080	5,100	09/25/24	36,270
S&P 500 Index	Chicago Board Options Exchange	53	29,936,520	5,075	09/18/24	18,020
S&P 500 Index	Chicago Board Options Exchange	53	29,936,520	5,060	09/11/24	5,565
S&P 500 Index	Chicago Board Options Exchange	58	32,760,720	4,750	09/04/24	580
S&P 500 Index	Chicago Board Options Exchange	63	35,584,920	4,975	09/04/24	945

						96,885
TOTAL PURCHASED OPTIONS (Cost $337,880)						96,885

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $40,782,233,011)	77,483,582,450
NET OTHER ASSETS (LIABILITIES) - (0.1)% (m)	(56,858,186)
NET ASSETS - 100.0%	77,426,724,264

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	35	Sep 2024	3,890,425	195,600	195,600
CME E-mini S&P 500 Index Contracts (United States)	465	Sep 2024	131,618,250	4,063,353	4,063,353
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Sep 2024	1,549,050	34,811	34,811

TOTAL FUTURES CONTRACTS					4,293,764
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	63	35,584,920	5,410.00	09/04/24	(1,575)
S&P 500 Index	Chicago Board Options Exchange	56	31,631,040	5,545.00	09/04/24	(8,960)
S&P 500 Index	Chicago Board Options Exchange	38	21,463,920	5,530.00	09/11/24	(51,680)
S&P 500 Index	Chicago Board Options Exchange	118	66,651,120	5,520.00	09/18/24	(276,120)
S&P 500 Index	Chicago Board Options Exchange	53	29,936,520	5,535.00	09/11/24	(75,790)
S&P 500 Index	Chicago Board Options Exchange	62	35,020,080	5,505.00	09/25/24	(176,080)
S&P 500 Index	Chicago Board Options Exchange	58	32,760,720	5,130.00	09/04/24	(1,015)
S&P 500 Index	Chicago Board Options Exchange	79	44,622,360	5,395.00	09/11/24	(28,440)

TOTAL WRITTEN OPTIONS						(619,660)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,304,530 or 0.0% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $384,362 or 0.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,432,399.
(h)	Affiliated Fund
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $70,843,750.
(m)	Includes $632,400 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	356,550

GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	43,574,257	80,194,386	73,168,276	596,580	190	-	52,000,915	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	196,003,648	256,824,814	336,222,112	32,946	-	-	116,606,350	0.5%
Total	239,577,905	337,019,200	409,390,388	629,526	190	-	168,607,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	-	-	-	-	-	13,720,295	584,051,484
Fidelity Blue Chip Growth Fund	13,284,245	-	5,000,000	-	1,940,255	(1,881,434)	8,343,066
Fidelity Extended Market Index Fund	-	67,568	3,877,789	-	(159,240)	110,106,074	2,983,990,894
Fidelity Growth Company Fund	3,454,782,809	-	20,000,000	-	4,022,960	191,460,080	3,630,265,849
Fidelity Mid Cap Index Fund	849,271,975	280,398	738,878,465	269,445	14,284,724	(12,609,366)	112,349,266
Fidelity SAI Inflation-Focused Fund	1,222	-	-	-	-	(49)	1,173
Fidelity SAI Real Estate Index Fund	-	-	-	-	-	378,334	2,356,396
Fidelity SAI U.S. Large Cap Index Fund	1,875,967,702	488,432,630	1,059,076,947	-	34,958,382	72,559,536	1,412,841,303
Fidelity SAI U.S. Low Volatility Index Fund	1,827,748,091	-	-	-	-	171,692,043	1,999,440,134
Fidelity SAI U.S. Momentum Index Fund	9,225,278	-	-	-	-	624,355	9,849,633
Fidelity SAI U.S. Quality Index Fund	729,949,523	250,000,000	-	-	-	84,103,383	1,064,052,906
	8,760,230,845	738,780,596	1,826,833,201	269,445	55,047,081	630,153,251	11,807,542,104

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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